PILGRIM(R)
---------------------------
FUNDS FOR SERIOUS INVESTORS



                                                                      Prospectus
                                                       Classes: A, B, C, M and T
                                                                   July 31, 2000

                                                      INTERNATIONAL EQUITY FUNDS
                                                Pilgrim Global Corporate Leaders
                                                        Pilgrim Worldwide Growth
                                                     Pilgrim International Value
                                               Pilgrim International Core Growth
                                                           Pilgrim International
                                           Pilgrim International SmallCap Growth
                                                  Pilgrim Emerging Markets Value
                                                      Pilgrim Emerging Countries
                                              Pilgrim Worldwide Emerging Markets
                                                     Pilgrim Asia-Pacific Equity
                                                    Pilgrim SmallCap Asia Growth
                                                    Pilgrim Troika Dialog Russia

                                                           PRECIOUS METALS FUNDS
                                                                    Pilgrim Gold
                                                                  Pilgrim Silver

This prospectus contains important
information about investing in the
Pilgrim Funds. You should read it
carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Funds will achieve their objectives. As with all mutual funds, the Securities and Exchange
Commission (SEC) has not approved or
disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate.
Any representation to the contrary is a
criminal offense.

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC]
OBJECTIVE           These pages contain a description of each of our Funds
                    included in this prospectus, including its objective,
[GRAPHIC]           investment strategy and risks.
INVESTMENT
STRATEGY

                    You'll also find:

[GRAPHIC]
RISKS How the Fund has performed. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

[GRAPHIC]
HOW THE             What you pay to invest. A list of the fees and expenses you
FUND HAS            pay -- both directly and indirectly -- when you invest in a
PERFORMED           Fund.

An Introduction to the
Pilgrim Funds                                                              1
Funds At A Glance                                                          2

INTERNATIONAL EQUITY FUNDS
Pilgrim Global Corporate Leaders                                           4
Pilgrim Worldwide Growth                                                   6
Pilgrim International Value                                                8
Pilgrim International Core Growth                                         10
Pilgrim International                                                     12
Pilgrim International SmallCap Growth                                     14
Pilgrim Emerging Markets Value                                            16
Pilgrim Emerging Countries                                                18
Pilgrim Worldwide Emerging Markets                                        20
Pilgrim Asia-Pacific Equity                                               22
Pilgrim SmallCap Asia Growth                                              24
Pilgrim Troika Dialog Russia                                              26

PRECIOUS METALS FUNDS
Pilgrim Gold                                                              28
Pilgrim Silver                                                            30

What You Pay to Invest                                                    32
Shareholder Guide                                                         35
Management of the Funds                                                   42
Dividends, Distributions and Taxes                                        45
More Information About Risks                                              46
Financial Highlights                                                      49
Where To Go For More Information                                      Back cover

                                                             INTRODUCTION TO THE
                                                                   PILGRIM FUNDS
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

[GRAPHIC]

If you have any questions about the Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.

This prospectus is designed to help you make informed decisions about your investments.

INTERNATIONAL EQUITY FUNDS

 Pilgrim offers International Equity Funds that emphasize a growth approach to international investing, as well as International Equity Funds that apply the technique of "value investing". These Funds focus on long-term growth by investing primarily in foreign equities.

     They may suit you if you:
     *    are investing for the long-term -- at least several years
     *    are looking for exposure to international markets
     *    are willing to accept higher risk in exchange for long-term growth.

PRECIOUS METALS FUNDS

     Pilgrim's Precious Metals Funds seek long-term growth.

     They may suit you if you:
     *    are investing for the long-term -- at least several years
     *    are looking for exposure to international markets and precious metals
     *    are willing to accept higher risk in exchange for long-term growth.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

------
Funds
At A
Glance
------

This table is a summary of the objectives, main investments and risks of each Pilgrim Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 4.

                  FUND                                            INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------
International     Global Corporate Leaders Fund                   Long-term growth of capital
Equity Funds      Adviser: Pilgrim Investments, Inc.

                  Worldwide Growth Fund                           Long-term capital appreciation
                  Adviser: Pilgrim Investments, Inc.
                  Sub-Adviser: Nicholas-Applegate Capital Mgt.

                  International Value Fund                        Long-term capital appreciation
                  Adviser: Pilgrim Investments, Inc.
                  Sub-Adviser: Brandes
                  Investment Partners, L.P.

                  International Core Growth Fund                  Long-term capital appreciation
                  Adviser: Pilgrim Investments, Inc.
                  Sub-Adviser: Nicholas-Applegate Capital Mgt.

                  International Fund                              Long-term growth of capital
                  Adviser: Pilgrim Investments, Inc.

                  International SmallCap Growth Fund              Long-term capital appreciation
                  Adviser: Pilgrim Investments, Inc.
                  Sub-Adviser: Nicholas-Applegate Capital Mgt.

                  Emerging Markets Value Fund                     Long-term capital appreciation
                  Adviser: Pilgrim Investments, Inc.
                  Sub-Adviser: Brandes Investment
                  Partners L.P.

                  Emerging Countries Fund                         Long-term capital appreciation
                  Adviser: Pilgrim Investments, Inc.
                  Sub-Adviser: Nicholas-Applegate Capital Mgt.

                  Worldwide Emerging Markets Fund                 Long-term growth of capital
                  Adviser: Pilgrim Investments, Inc.

                  Asia-Pacific Equity Fund                        Long-term capital appreciation
                  Adviser: Pilgrim Investments, Inc.
                  Sub-Adviser: HSBC Asset Management

                  SmallCap Asia Growth Fund                       Long-term capital appreciation
                  Adviser: Pilgrim Investments, Inc.
                  Sub-Adviser: Crosby Asset Management (US) Inc.

                  Troika Dialog Russia Fund                        Long-term capital appreciation
                  Adviser: Pilgrim Investments, Inc.
                  Sub-Adviser: Troika Dialog Asset Management
                  (Cayman Islands), Ltd.

Precious Metals   Gold Fund                                       Capital appreciation and a hedge
Funds             Adviser: Pilgrim Investments, Inc.              against the loss of buying power
                                                                  of the U.S. Dollar

                  Silver Fund                                     Maximum total return from long-term
                  Adviser: Pilgrim Investments, Inc.              growth of capital and income

MAIN INVESTMENTS                        MAIN RISKS
--------------------------------------------------------------------------------

Equity securities and equity       Price volatility and other risks that
equivalents of foreign and         accompany an investment in [growth-oriented]
U.S. companies.                    foreign equities. Sensitive to currency
                                   exchange rates, international political and economic conditions and other risks that affect foreign securities.

Equity securities of companies     Price volatility and other risks that
located in countries around        accompany an investment in growth-oriented
the world, which may include       foreign equities. Sensitive to currency
the U.S., believed to have         exchange rates, international political and
growth potential                   economic conditions and other risks that
                                   affect foreign securities.

Equity securities of issuers       Price volatility and other risks that
located in countries outside       accompany an investment in foreign equities.
the U.S., believed to have         Sensitive to currency exchange rates,
prices below their long-term       international political and economic
value                              conditions and other risks that affect
                                   foreign securities.

Equity securities of larger        Price volatility and other risks that
companies in countries around      accompany an investment in growth-oriented
the world, which may include       foreign equities. Sensitive to currency
the U.S., believed to have         exchange rates, international political and
growth potential                   economic conditions and other risks that
                                   affect foreign securities.

Equity securities and equity       Price volatility and other risks that
equivalents of companies           accompany an investment in [growth-oriented]
outside of the U.S.                foreign equities. Sensitive to currency
                                   exchange rates, international political and economic conditions and other risks that affect foreign securities.

Equity securities of               Price volatility, liquidity and other risks
small-sized companies in           that accompany an investment in equity
countries around the world,        securities of foreign, small-sized companies.
which may include the U.S.,        Sensitive to currency exchange rates,
believed to have growth            international political and economic
potential                          conditions and other risks that affect
                                   foreign securities.

Equity securities of issuers       Price volatility, liquidity and other risks
located in countries with          that accompany an investment in equities from
emerging securities markets        emerging countries. Sensitive to currency
believed to have prices below      exchange rates, international political and
their long-term value              economic conditions and other risks that
                                   affect foreign securities.

Equity securities of issuers       Price volatility, liquidity and other risks
located in countries with          that accompany an investment in equities from
emerging securities markets        emerging countries. Sensitive to currency
believed to have growth            exchange rates, international political and
potential.                         economic conditions and other risks that
                                   affect foreign securities.

Equity securities and equity       Price volatility, liquidity and other risks
equivalents of emerging market     that accompany an investment in equities from
companies.                         emerging countries. Sensitive to currency
                                   exchange rates, international political and economic conditions and other risks that affect foreign securities.

Equity securities of companies     Price volatility and other risks that
based in the Asia-Pacific          accompany an investment in foreign equities
region, excluding Australia        and in securities of issuers in a single
and Japan                          region. Sensitive to currency exchange rates,
                                   international political and economic
                                   conditions and other risks that affect
                                   foreign securities.

Equity securities and equity       Price volatility, liquidity and other risks
equivalents of companies in        that accompany an investment in equity
the Asia region having market      securities of issuers in a single region.
capitalizations of less than       Sensitive to currency exchange rates,
$1 billion.                        international political and economic
                                   conditions and other risks that affect
                                   foreign securities.

Equity securities of Russian       Risk due to extremely volatile and often
companies.                         illiquid nature of the Russian securities
                                   markets, and volatility due to
                                   non-diversification of investments.
                                   Particularly sensitive to Russian political and economic conditions, currency exchange rates, and other risks that affect funds investing in securities of a single country.
                                   Potential for expropriation, dilution,
                                   devaluation, default or excessive taxation by the Russian government.

Gold and securities of             Price volatility due to non-diversification
companies engaged in mining or     and concentration in the gold/precious metals
processing gold throughout the     industry. The market for gold and other
world.                             precious metals is widely unregulated and is
                                   located in foreign countries that have the potential for instability. Precious metals earn no income, have higher transaction/storage costs, and realize gain only with an increase in market price.

Securities of companies which      Price volatility due to non-diversification
are engaged in the                 and concentration in stocks in the silver
exploration, mining,               industry. The market for silver is limited
processing, fabrication or         and widely unregulated and is located in
distribution of silver and in      foreign countries that have the potential for
silver bullion.                    instability. Precious metals earn no income,
                                   have higher transaction/storage costs, and realize gain only with an increase in market price.

-------------
International
Equity Funds
-------------

                                                       Adviser
PILGRIM GLOBAL CORPORATE LEADERS FUND                  Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of foreign and U.S. companies.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in a diversified portfolio of blue chip securities that the portfolio managers believe represents "corporate leaders" in their respective industries.

The Fund may invest in the securities of companies and governments of the following regions:

*    Asia Region (including Japan);

*    Europe;

*    Latin America;

*    Africa;

*    North America (including U.S. and Canada); and

*    Other areas and countries as the adviser may decide from time to time.

The Fund will normally invest in at least three different countries. The Fund intends to select the countries, currencies and companies that provide the greatest potential for long-term growth.

The Fund may invest 35% of its total assets in:

*    securities of smaller capitalization companies;

*    debt securities; and

*    other investments.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

4    Pilgrim Global Corporate Leaders Fund

                                          PILGRIM GLOBAL CORPORATE LEADERS FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 -16.75  15.55   -3.55   31.88    1.84   10.69   16.43    6.90   19.06   39.06

Best and worst quarterly performance during this period:

4th quarter 1999: up 25.16%

3rd quarter 1990: down 18.32%

The Fund's year-to-date total return as of June 30, 2000 was down 4.88%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI World Index.

Average Annual Total Returns

                                           MSCI
                                           World
                          Class A(3)      Index(4)
                          ----------      --------
One year, ended
December 31, 1999     %     31.06          25.34

Five years, ended
December 31, 1999     %     16.54          20.25

Ten years, ended
December 31, 1999     %     10.35          11.96

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.
(3)  Reflects deduction of sales charge of 5.75%.
(4) The Morgan Stanley Capital International World (MSCI World) Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                      Pilgrim Global Corporate Leaders Fund    5

-------------
International
Equity Funds
-------------

                                                       Adviser
                                                       Pilgrim Investments, Inc.
                                                       Sub-Adviser
                                                       Nicholas-Applegate
PILGRIM WORLDWIDE GROWTH FUND                          Capital Management
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]


Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S.

The Fund normally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Fund's Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

In allocating the Fund's assets, the Sub-Adviser attempts to identify securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Inability to Sell Securities -- securities of foreign companies may trade in lower volume and may be less liquid than securities of U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

6    Pilgrim Worldwide Growth Fund

                                                   PILGRIM WORLDWIDE GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                  2.45   14.74   17.92   17.28   37.34   83.52

Best and worst quarterly performance during this period:

4th quarter 1999: up 44.54%

3rd quarter 1998: down 13.43%

The Fund's year-to-date total return as of June 30, 2000 was down 3.63%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI World Index.

Average Annual Total Returns

                                                                          MSCI
                                                                         World
                             Class A(3)     Class B(4)    Class C(5)    Index(6)
                             ----------     ----------    ----------    --------
One year, ended
December 31, 1999      %       72.95          77.26         81.35        23.26

Five years, ended
December 31, 1999      %       30.39            N/A         31.11        18.09

Since inception of
Classes A and C(7)     %       24.78            N/A         25.09        14.87

Since inception
of Class B(7)          %         N/A          32.79           N/A        17.77

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(6) The Morgan Stanley Capital International World (MSCI World) Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
(7) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                              Pilgrim Worldwide Growth Fund    7

-------------
International
Equity Funds
-------------

                                                       Adviser
                                                       Pilgrim Investments, Inc.
                                                       Sub-Adviser
                                                       Brandes Investment
PILGRIM INTERNATIONAL VALUE FUND                       Partners, L.P.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund holds common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities.

Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S. The Fund may invest up to the greater of:

*    20% of its assets in any one country or industry, or,

* 150% of the weighting of the country or industry in the Morgan Stanley Capital International European Australasian Far East (MSCI EAFE) Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

8    Pilgrim International Value Fund

                                                PILGRIM INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Return (%)(1)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 15.23   17.86   13.46   51.49

Best and worst quarterly performance during this period:

4th quarter 1999: up 24.50%

3rd quarter 1998: down 14.73%

The Fund's year-to-date total return as of June 30, 2000 was up 2.35%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index.

Average Annual Total Returns

                                                                        MSCI
                                                                        EAFE
                           Class A(2)    Class B(3)     Class C(4)    Index(5)
                           ----------    ----------     ----------    --------
One year, ended
December 31, 1999      %     42.78         45.30          49.32        25.27

Since inception of
Classes A and C(6)     %     20.61           N/A          21.32        14.62 (7)

Since inception
of Class B(6)          %       N/A         25.73            N/A        18.66 (8)

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)  Reflects deduction of sales charge of 5.75%
(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5)  The Morgan Stanley Capital International Europe Australasia Far East (MSCI
     EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.
(6) Classes A and C commenced operations on March 6, 1995. Class B commenced operations on April 18, 1997.
(7)  Index return is for period beginning March 1, 1995.
(8)  Index return is for period beginning May 1, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                          Pilgrim International Value Fund     9

-------------
International
Equity Funds
-------------

                                                       Adviser
                                                       Pilgrim Investments, Inc.
                                                       Sub-Adviser
                                                       Nicholas-Applegate
PILGRIM INTERNATIONAL CORE GROWTH FUND                 Capital Management
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in countries outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.

The Fund invests primarily in large capitalized companies ("large cap stocks") located worldwide. In the opinion of the Sub-Adviser large cap stocks are those whose stock market capitalizations are predominantly in the top 75% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' large cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Fund's Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

In allocating the Fund's assets, the Sub-Adviser attempts to identify securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in large companies, which sometimes have more stable prices than smaller companies.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or smaller company stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

10   Pilgrim International Core Growth Fund

                                          PILGRIM INTERNATIONAL CORE GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                 20.92   66.69

Best and worst quarterly performance during this period:

4th quarter 1999: up 44.07%

1st quarter 1998: up 2.61%

The Fund's year-to-date total return as of June 30, 2000 was down 12.65%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index.

Average Annual Total Returns

                                                                         MSCI
                                                                         EAFE
                           Class A(3)     Class B(4)     Class C(5)     Index(6)
                           ----------     ----------     ----------     --------
One year, ended
December 31, 1999      %     57.13          60.45          64.56         25.27

Since inception(7)     %     32.97          34.36          34.74         17.87

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.
(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(6)  The Morgan Stanley Capital International Europe Australasia Far East (MSCI
     EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.
(7)  The Fund commenced operations on February 28, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                  Pilgrim International Core Growth Fund      11

-------------
International
Equity Funds
-------------

                                                       Adviser
PILGRIM INTERNATIONAL FUND                             Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the U.S.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund will invest at least 65% of its total assets in securities and equivalents of companies outside of the U.S. The Fund generally invests the remaining 35% of its total assets in a similar manner, but may invest those assets in companies in the United States, in debt securities or other investments.

The Fund intends to provide investors with the opportunity to invest in a portfolio of securities of companies and governments located throughout the world. In making the allocation of assets among the various countries and geographic regions, the Fund considers such factors as prospects for relative economic-growth; expected levels of inflation and interest rates; government polices influencing business conditions; the range of investment opportunities available to international investors; and other pertinent financial, tax, social, political and national factors -- all in relation to prevailing prices of the securities in each country or region.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the securities in which the Fund invests.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

Inability to Sell Securities -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

12   Pilgrim International Fund

                                                      PILGRIM INTERNATIONAL FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                  5.87    5.77   13.57    1.61   19.02   47.85

Best and worst quarterly performance during this period:

4th quarter 1999: up 27.01%

4th quarter 1997: down 10.65%

The Fund's year-to-date total return as of June 30, 2000 was up 0.07%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index.

Average Annual Total Returns

                                              MSCI
                                              EAFE
                         Class A(3)(4)       Index(5)
                         -------------       --------
One year, ended
December 31, 1999     %     39.35             27.30

Five years, ended
December 31, 1999     %     15.15             13.15

Since inception of
Class A(6)            %     13.56             12.30

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.
(3) This table shows the performance of the Class A shares of the Fund. Class B and Class C shares were not offered during the period ended December 31, 1999.
(4)  Reflects deduction of sales charge of 5.75%.
(5)  The Morgan Stanley Capital International Europe Australasia Far East (MSCI
     EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia, and the Far East.
(6)  Class A commenced operations on January 3, 1994.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                               Pilgrim International Fund     13

-------------
International
Equity Funds
-------------

                                                       Adviser
                                                       Pilgrim Investments, Inc.
                                                       Sub-Adviser
                                                       Nicholas-Applegate
PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND             Capital Management
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of small companies located outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.

The Fund invests primarily in smaller-capitalized companies ("small cap stocks") located worldwide. In the opinion of the Fund's Sub-Adviser, small cap stocks are those whose stock market capitalizations are predominantly in the bottom 25% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' small cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

The Fund normally invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Fund's Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Inability to Sell Securities -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

14   Pilgrim International SmallCap Growth Fund

                                      PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                          5.51   17.58   13.46   35.57   121.93

Best and worst quarterly performance during this period:

4th quarter 1999: up 53.34%

3rd quarter 1998: down 15.35%

The Fund's year-to-date total return as of June 30, 2000 was up 0.84%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Salomon EPAC EM Index.

Average Annual Total Returns

                                                                        Salomon
                                                                         EPAC
                                                                          EM
                             Class A(3)    Class B(4)     Class C(5)    Index(6)
                             ----------    ----------     ----------    --------
One year, ended
December 31, 1999      %       109.14       115.22          119.11       23.19

Five years, ended
December 31, 1999      %        31.89          N/A           32.30        7.08

Since inception of
Classes A and C(7)     %        28.22          N/A           28.68        5.36

Since inception
of Class B(7)          %          N/A        35.89             N/A        7.64

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(6) The Salomon EPAC Extended Market (Salomon EPAC EM) Index is an unmanaged index that measures the performance of securities of smaller-capitalization companies in 22 countries excluding the U.S. and Canada.
(7) Classes A and C commenced operations on August 31, 1994. Class B commenced operations on May 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                              Pilgrim International SmallCap Growth Fund      15

-------------
International
Equity Funds
-------------

                                                       Adviser
                                                       Pilgrim Investments, Inc.
                                                       Sub-Adviser
                                                       Brandes Investment
PILGRIM EMERGING MARKETS VALUE FUND                    Partners, L.P.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in companies located in countries with emerging markets, including companies that may be smaller and lesser-known.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund may invest in common stocks, preferred stocks, American, European and Global depositary receipts, shares of closed-end investment companies, as well as convertible securities.

Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of companies located in countries with emerging markets. Countries with emerging markets include those countries that are generally considered to be emerging market countries by the international financial community. The Fund may invest up to the greater of:

*    20% of its assets in any one country or industry, or,

* 150% of the weighting of the country or industry in the Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. For emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller and emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

16   Pilgrim Emerging Markets Value Fund

                                             PILGRIM EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Return (%)(1)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                 -22.58  67.11

Best and worst quarterly performance during this period:

2nd quarter 1999: up 26.74%

2nd quarter 1998: down 24.79%

The Fund's year-to-date total return as of June 30, 2000 was down 6.59%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EMF Index.

Average Annual Total Return

                                                                         MSCI
                                                                          EMF
                           Class A(2)     Class B(3)     Class C(4)     Index(5)
                           ----------     ----------     ----------     --------
One year, ended
December 31, 1999      %     57.57          60.94          65.01         63.70

Since Inception(6)     %     10.43          11.19          12.87         11.46

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)  Reflects deduction of sales charge of 5.75%
(3) Reflects deduction of deferred sales charge of 5% and 4%, respectively, for 1 year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.
(6)  The Fund commenced operations on January 1, 1998.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                     Pilgrim Emerging Markets Value Fund      17

-------------
International
Equity Funds
-------------

                                                       Adviser
                                                       Pilgrim Investments, Inc.
                                                       Sub-Adviser
                                                       Nicholas-Applegate
PILGRIM EMERGING COUNTRIES FUND                        Capital Management
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests at least 65% of its total assets in equity securities of issuers located in at least three countries with emerging securities markets -- that is, countries with securities markets which are, in the opinion of the Sub-Adviser, emerging as investment markets but have yet to reach a level of maturity associated with developed foreign stock markets. The Sub-Adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign issuers in over 35 emerging markets.

Under normal market conditions, the Fund invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. The Fund may invest at least 35% of its assets in U.S. companies.

The Fund's Sub-Adviser emphasizes a growth approach, and seeks issuers in the early stages of development believed to be undergoing a basic change in operations.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Inability to Sell Securities -- securities of emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

18   Pilgrim Emerging Countries Fund

                                                 PILGRIM EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                          6.34   27.50    9.44   -22.19  75.80

Best and worst quarterly performance during this period:

4th quarter 1999: up 36.28%

3rd quarter 1998: down 26.06%

The Fund's year-to-date total return as of June 30, 2000 was down 8.36%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EMF Index.

Average Annual Total Returns

                                                                         MSCI
                                                                          EMF
                           Class A(3)     Class B(4)     Class C(5)     Index(6)
                           ----------     ----------     ----------     --------
One year, ended
December 31, 1999      %     65.74          69.71          73.71         63.70

Five years, ended
December 31, 1999      %     13.85            N/A          14.38          2.00

Since inception of
Classes A and C(7)     %     12.58            N/A          12.89         -1.77

Since inception
of Class B(7)          %       N/A          14.66            N/A          0.84

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 1%, respectively, for 1 year and since inception returns.
(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(6) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.
(7) Classes A and C commenced operations on November 28, 1994. Class B commenced operations on May 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                         Pilgrim Emerging Countries Fund      19

-------------
International
Equity Funds
-------------

                                                       Adviser
PILGRIM WORLDWIDE EMERGING MARKETS FUND                Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund's investment objective is to seek long-term growth of capital primarily through investment in equity securities and equity equivalents of emerging market companies.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund will invest at least 65% of its total assets according to its investment objective. The Fund's definition of emerging markets includes, but is not limited to, the following:

Africa -- Botswana, Egypt, Ghana, Ivory Coast, Kenya, Mauritius, Morocco, Namibia, South Africa, Swaziland, Tunisia, Zambia and Zimbabwe;

Asia: -- Bahrain, Bangladesh, China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand;

Europe -- Croatia, Cyprus, Czech Republic, Estonia, Finland, Greece, Hungary, Latvia, Lithuania, Poland, Portugal, Romania, Russia, Slovakia and Slovenia;

The Middle East -- Israel, Jordan, Lebanon, Oman and Turkey;

Latin America -- Argentina, Bolivia, Brazil, Chile, Colombia, Ecuador, Mexico, Nicaragua, Peru and Venezuela.

The Adviser considers an emerging markets company to be any company domiciled in an emerging market country, or any company that derives 50% or more of its total revenue from either goods or services produced or sold in countries with emerging markets.

The Fund may invest the remaining 35% of its assets in equity securities without regard to whether the issuer qualifies as an emerging market company, debt securities denominated in the currency of an emerging market country or issued or guaranteed by an emerging market company or the government of an emerging market country, short-term or medium-term debt securities or other types of securities.

The Fund's investment approach is to focus on positive returns through long-term capital gains. The investment strategy is based on a "top-down" approach that compares macro trends, such as economics, politics, industry trends, and commodity trends on a relative basis. Countries are grouped regionally and globally and ranked based on their macro scores. Once specific countries are identified as relative outperformers, specific companies are selected as investments. The selection process for selecting individual companies is based on fundamental research, industry themes, and identifying specific catalysts for growth.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the securities in which the Fund invests, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Inability to Sell Securities -- securities of emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

20   Pilgrim Worldwide Emerging Markets Fund

                                         PILGRIM WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 -14.44  24.19    3.77   63.37   -13.81  -5.93    7.38   -11.40  -29.06  112.58

Best and worst quarterly performance during this period:

4th quarter 1999: up 78.49%

3rd quarter 1998: down 26.18%

The Fund's year-to-date total return as of June 30, 2000 was down 21.32%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that two broad measures of market performance -- the MSCI Emerging Markets Free Index and the MSCI EAFE Index.

Average Annual Total Returns

                                          MSCI         MSCI
                                           EMF         EAFE
                           Class A       Index(5)     Index(6)
                           -------       --------     --------
One year, ended
December 31, 1999     %     100.36        66.41        27.30

Five years, ended
December 31, 1999     %       4.93         2.00        13.15

Ten years, ended
December 31, 1999     %       7.04        11.05         7.33

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.
(3) Prior to June 17, 1991, the Fund operated under a different investment objective.
(4)  Reflects deduction of sales charge of 5.75%.
(5) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.
(6)  The Morgan Stanley Capital International Europe Australasia Far East (MSCI
     EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia, and the Far East.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                  Pilgrim Worldwide Emerging Markets Fund     21

-------------
International
Equity Funds
-------------

                                                       Adviser
                                                       Pilgrim Investments, Inc.
                                                       Sub-Adviser
                                                       HSBC Asset Management
                                                       (Americas), Inc. and HSBC
                                                       Asset Management (Hong
PILGRIM ASIA-PACIFIC EQUITY FUND                       Kong) Limited
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in equity securities listed on stock exchanges in countries in the Asia-Pacific region or issued by companies based in this region. Asia-Pacific countries in which the Fund invests include, but are not limited to, China, Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand, but do not include Japan and Australia. The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock, warrants, American Depositary Receipts, European Depositary Receipts and other depositary receipts.

The Fund is managed using the investment philosophy that the Sub-Adviser, HSBC Asset Management Americas, Inc. and HSBC Asset Management Hong Kong Limited
(HSBC), uses in managing private Asia-Pacific portfolios. HSBC bases investment decisions on a disciplined approach that takes into consideration the following factors: a macroeconomic overview of the region, specific country analysis, setting target country weightings, evaluation of industry sectors within each country, and selection of specific stocks. In selecting specific securities, the Sub-Adviser emphasizes a value approach that seeks growth at a reasonable price. This approach involves analysis of such fundamental factors as absolute rates of change of earnings growth, earnings growth relative to the market and industry, quality of earnings and stability of earnings growth, quality of management and product line, interest rate sensitivity and liquidity of the stock.

The criteria used by the Fund to determine whether an issuer is based in the Asia-Pacific region are: the country in which the issuer was organized; the country in which the principal securities market for that issuer is located; the country in which the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or the country in which at least 50% of the issuer's assets are located.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends -- from time to time, the stock market may not favor the value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Risks of the Asia-Pacific Region -- the Asia-Pacific region includes countries in various stages of economic development, including emerging market countries. In 1997 and 1998, securities markets in Asian countries suffered significant downturns and volatility, and currencies lost value in relation to the U.S. dollar. Currency devaluation in any one country may have a significant effect on the entire region. Increased political or social unrest in some or all Asian countries could cause further economic and market uncertainty.

Risks of Concentration -- because the Fund concentrates on a single region of the world, the Fund's performance may be more volatile than that of a Fund that invests globally. If Asia-Pacific securities fall out of favor, it may cause the Fund to underperform funds that focus on other types of stocks.

Inability to Sell Securities -- securities of emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

22   Pilgrim Asia-Pacific Equity Fund

                                                PILGRIM ASIA-PACIFIC EQUITY FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                  9.46   -43.73  -15.51  74.41

Best and worst quarterly performance during this period:

2nd quarter 1999: up 39.92%

4th quarter 1997: down 33.11%

The Fund's year-to-date total return as of June 30, 2000 was down 19.04%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI Far East ex-Japan Index.

Average Annual Total Returns

                                                                          MSCI
                                                                        Far East
                                                                          Free
                                                                        ex-Japan
                              Class A(2)    Class B(3)    Class M(4)    Index(5)
                              ----------    ----------    ----------    --------
One year, ended
December 31, 1999       %       64.46         68.00         67.37        59.40

Since inception(6)      %       -3.80         -3.72         -3.87        -2.14

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(4)  Reflects deduction of sales charge of 3.5% for the 1 year return.
(5) The Morgan Stanley Capital International Far East Free ex-Japan (MSCI Far East Free ex-Japan) Index is an unmanaged index that measures the performance of securities listed on exchanges in the Far East markets excluding Japan.
(6)  The Fund commenced operations on September 1, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                        Pilgrim Asia-Pacific Equity Fund      23

-------------
International
Equity Funds
-------------

                                                       Adviser
                                                       Pilgrim Investments, Inc.
                                                       Sub-Adviser
                                                       Crosby Asset Management
PILGRIM SMALLCAP ASIA GROWTH FUND                      (U.S.) Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund's investment objective is to seek long-term capital appreciation primarily by investing in equity securities and equity equivalents of companies in the Asia Region having market capitalizations of less than $1 billion.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund will normally invest at least 65% of its total assets in equity securities of smaller companies in the Asia Region. The Fund will primarily invest in listed securities but may also invest in unlisted securities.

The Fund intends to invest primarily in companies which:

*    have proven management;

*    are undervalued and under-researched by the investment community;

*    are within industry sectors with strong growth prospects; and

* which have potential investment returns that are superior to the Asian market as a whole.

The Fund may invest 35% of its total assets in:

*    companies with market capitalizations of $1 billion or more;

*    companies outside the Asia Region (e.g. Australia or New Zealand);

*    debt securities; and

*    other investments.

*    The Fund considers the following countries to be in the Asia Region:
     Bangladesh, China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, The Philippines, Singapore, Sri Lanka, Vietnam, Taiwan and Thailand. The Fund considers a company to be within the Asia Region if its principal securities' trading market is located in the Asia Region. The Fund will normally invest in at least three different countries. The Fund does not intend to invest in Japanese securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund invests in small companies, which may be more susceptible to price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the securities in which the Fund invests.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Risks of the Asia-Pacific Region -- the Asia-Pacific region includes countries in various stages of economic, development, including emerging market countries. In 1997 and 1998, securities markets in Asian countries suffered significant downturns and volatility, and currencies lost value in relation to the U.S. dollar. Currency devaluation in any one country may have a significant effect on the entire region. Increased political or social unrest in some or all Asian countries could cause further economic and market uncertainty.

Risks of Concentration -- because the Fund concentrates on a single region of the world, the Fund's performance may be more volatile than that of a Fund that invests globally. If Asia-Pacific securities fall out of favor, it may cause the Fund to underperform funds that focus on other types of stocks.

Inability to Sell Securities -- securities of smaller and emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

24   Pilgrim SmallCap Asia Growth Fund

                                               PILGRIM SMALLCAP ASIA GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                         -4.39   25.50   -42.32  -19.41  57.29

Best and worst quarterly performance during this period:

2nd quarter 1999: up 39.57%

4th quarter 1997: down 41.41%

The Fund's year-to-date total return as of June 30, 2000 was down 10.50%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that two broad measures of market performance -- the MSCI Far East Free ex Japan Index and the MSCI EAFE Index.

Average Annual Total Returns

                                                   MSCI              MSCI
                                              Far East Free          EAFE
                          Class A(3)(4)      ex Japan Index(5)      Index(6)
                          -------------      -----------------      --------
One year, ended
December 31, 1999     %      48.25                67.38              27.30

Since inception of
Class A(7)            %      -3.66                  .47              13.99

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.
(3) This table shows the per-formance of the Class A shares of the Fund. Class B shares were not offered during the period ended December 31, 1999.
(4)  Reflects deduction of sales charge of 5.75%.
(5) The Morgan Stanley Capital International (MSCI) Far East Free ex Japan Index is an unmanaged index that measures the performance of securities listed on exchanges in the Far East markets except Japan.
(6)  The Morgan Stanley Capital International Europe Australasia Far East (MSCI
     EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia, and the Far East.
(7)  Class A commenced operations on July 3, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                        Pilgrim SmallCap Asia Growth Fund     25

-------------
International
Equity Funds
-------------

                                                       Adviser
                                                       Pilgrim Investments, Inc.
                                                       Sub-Adviser
                                                       Troika Dialog Asset
                                                       Management
PILGRIM TROIKA DIALOG RUSSIA FUND                      (Cayman Islands), Ltd.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of Russian companies.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities and equity equivalents of Russian companies. The Fund may invest the other 35% of its total assets in debt securities issued by Russian companies and debt securities issued or guaranteed by the Russian government. The Fund may also invest in the equity securities of issuers outside of Russia which the Fund believes will experience growth in revenue and profits from participation in the development of the economies of the former Soviet Union.

When the Fund anticipates unusual markets or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Risks of Investing in Securities of Russian Companies

The following risks apply to all mutual funds that invest in securities of Russian companies including Pilgrim Troika Dialog Russia Fund.

Political Risk -- Since the breakup of the Soviet Union in 1991, Russia has experienced and continues to experience dramatic political and social change. Russia is undergoing a rapid transition from a centrally-controlled command system to a more market-oriented democratic model. The Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments.

Market Concentration and Liquidity Risk -- The Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the United States. A few issuers represent a large percentage of market capitalization and trading volume. Due to these factors and despite the Fund's policy on liquidity, it may be difficult for the Fund to buy or sell some securities because of the poor liquidity.

Lack of Reliable Financial Information -- There may not be available reliable financial information which has been prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards.

Unfavorable Actions -- There is the potential for unfavorable action such as expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities.

The Fund's investments will include investments in Russian companies that have characteristics and business relationships common to companies outside of Russia, and as a result, outside economic forces may cause fluctuations in the value of securities held by the Fund.

Settlement and Custody Risk -- Ownership of shares in Russian companies is recorded by the companies themselves and by registrars instead of through a central registration system. It is possible that the Fund's ownership rights could be lost through fraud or negligence. Since the Russian banking institutions and registrars are not guaranteed by the state, the Fund may not be able to pursue claims on behalf of the Fund's shareholders.

Risks of Concentration -- because the Fund concentrates on a single region of the world, the Fund's performance may be more volatile than that of a fund that invests globally. If Russian securities fall out of favor, it may cause the Fund to underperform funds that focus on other types of stocks.

Lower Quality Debt Securities -- Junk bonds are highly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of securities to make principal and interest payments than with higher-grade debt securities.

Non-Diversification Risk -- The Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's total assets may be invested in a single company.

26   Pilgrim Troika Dialog Russia Fund

                                               PILGRIM TROIKA DIALOG RUSSIA FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 -9.01   67.50   -82.99  159.76

Best and worst quarterly performance during this period:

4th quarter 1999: up 95.36%

3rd quarter 1998: down 64.89%

The Fund's year-to-date total return as of June 30, 2000 was up 2.67%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that two broad measures of market performance -- the Moscow Times Index and the Russian Trading System Index.

Average Annual Total Returns

                                                                       Russian
                                                          Moscow       Trading
                                                          Times        System
                                      Class A(3)(4)      Index(5)      Index(6)
                                      -------------      --------      --------
One year, ended
December 31, 1999                 %      144.82           243.06        201.56

Since inception of Class A(7)     %      -10.99            -0.16         -6.85

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.
(3) This table shows the performance of the Class A shares of the Fund. Class B shares were not offered during the period ended December 31, 1999.
(4)  Reflects deduction of sales charge of 5.75%.
(5) The Moscow Times Index is an unmanaged index that measures the performance of 50 Russian stocks considered to represent the most liquid and most highly capitalized Russian stocks.
(6) The Russian Trading System Index is a capitalization-weighted index that is calculated in U.S. dollars. The index is comprised of 100 stocks traded on the Russian Trading System.
(7)  Class A commenced operations on July 3, 1996.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                        Pilgrim Troika Dialog Russia Fund     27

------------
Precious
Metals Funds
------------

                                                       Adviser
PILGRIM GOLD FUND                                      Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund's investment objective is to attain capital appreciation and hedge against the loss of buying power of the U.S. Dollar as may be obtained through investment in gold and securities of companies engaged in mining or processing gold throughout the world.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions the Fund will invest at least 65% of the value of its total assets in gold and the equity securities of companies engaged in mining or processing gold ("gold-related securities"). The Fund may also invest in other precious metals, including platinum, palladium and silver. The Fund intends to invest less than half of the value of its assets in gold and other precious metals.

The Fund's performance and ability to meet its objective will be largely dependent on the market value of gold. The portfolio manager seeks to maximize on advances and minimize on declines by monitoring and anticipating shifts in the relative values of gold related companies throughout the world. A substantial portion of the Fund's investments will be in the securities of foreign issuers.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Precious Metals Risk -- the Fund's focus on precious metals and precious metal stocks may expose the investor to additional risks. The market for gold or other precious metals is concentrated in countries that have the potential for instability and the market for gold and other precious metals is widely unregulated. As a result, the price of precious gold and precious metal stocks, and therefore the Fund, may fluctuate significantly. Precious metal investments have the following characteristics: they earn no income; transaction and storage costs may be higher; and the Fund will realize gain only with an increase in the market price.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging, market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Non-Diversification Risk -- The Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's total assets may be invested in a single company.

28   Pilgrim Gold Fund

                                                               PILGRIM GOLD FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 -20.65  -6.14   -20.51  86.96   -7.28   -1.89    7.84   -42.98  -6/39    8.58

Best and worst quarterly performance during this period:

2nd quarter 1993: up 34.36%

4th quarter 1997: down 29.07%

The Fund's year-to-date total return as of June 30, 2000 was down 16.72%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that two broad measures of market performance -- the S&P 500 Index and Gold Bullion.

Average Annual Total Returns

                                            S&P 500         Gold
                            Class A(3)      Index(4)      Bullion(5)
                            ----------      --------      ----------
One year, ended
December 31, 1999     %        2.34          21.04          0.85

Five years, ended
December 31, 1999     %       -5.45          28.56         -5.41

Ten years, ended
December 31, 1999     %      -15.01          18.21         -3.14

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.
(3)  Reflects deduction of sales charge of 5.75%.
(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(5)  Gold Bullion is a commodity traded on the New York Mercantile Exchange.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                        Pilgrim Gold Fund     29

------------
Precious
Metals Funds
------------

                                                       Adviser
PILGRIM SILVER FUND                                    Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund's investment objective is to maximize total return on its assets from long-term growth of capital and income principally through investment in a portfolio of securities which are engaged in the exploration, mining, processing, fabrication or distribution of silver ("silver-related companies") and in silver bullion.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund will seek to achieve its objective through investment in common stocks of established silver-related companies and in silver bullion which have the potential for long-term growth of capital or income, or both. The common stocks of silver-related companies in which the Fund intends to invest may or may not pay dividends. The Fund may also invest in other types of securities of silver-related companies including convertible securities, preferred stocks, bonds, notes and warrants. When the Adviser believes that the return on debt securities will equal or exceed the return on common stocks, the Fund may, in pursuing its objective of maximizing growth and income, substantially increase its holding in debt securities.

The securities in which the Fund invests include issues of established silver-related companies domiciled in the United States, Canada and Mexico as well as other silver producing countries throughout the world. At least 80% of the Fund's assets will be invested in established silver-related companies which have been in business more than three years. Approximately 80% of silver is provided as a by-product or co-product of other mining operations, such as gold mining. The Fund has the ability to significantly increase its exposure to silver by increasing its holding of silver bullion.

--------------------------------------------------------------------------------


RISKS
[GRAPHIC]


You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Precious Metals Risk -- the Fund's focus on precious metals and precious metal stocks may expose the investor to additional risks. The market for silver is relatively limited, the sources of silver are concentrated in countries that have the potential for instability and the market for silver is widely unregulated. As a result, the price of silver, and therefore the Fund, may fluctuate significantly. Precious metal investments have the following characteristics: they earn no income; transaction and storage costs may be higher; and the Fund will realize gain only with an increase in the market price.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging, market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries: It may also be more difficult to buy and sell securities in emerging market countries.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

Non-Diversification Risk -- The Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's total assets may be invested in a single company.

30   Pilgrim Silver Fund

                                                             PILGRIM SILVER FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                 -19.01  76.52   -8.37   12.37    2.38   -8.05   -29.64   8.70

Best and worst quarterly performance during this period:

2nd quarter 1993: up 28.47%

4th quarter 1994: down 18.60%

The Fund's year-to-date total return as of June 30, 2000 was down 16.89%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that two broad measures of market performance -- the S&P 500 Index and Silver Bullion.

Average Annual Total Returns

                                                      S&P 500        Silver
                                      Class A(3)      Index(4)      Bullion(5)
                                      ----------      --------      ----------
One year, ended
December 31, 1999                 %      2.45          21.04          6.49%

Five years, ended
December 31, 1999                 %     -5.28          28.56          1.91

Since inception of Class A(6)     %      1.14          19.70          4.08

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.
(3)  Reflects deduction of sales charge of 5.75%.
(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(5)  Silver Bullion is a commodity traded on the New York Mercantile Exchange.
(6)  Class A commenced operations on January 2, 1992.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                      Pilgrim Silver Fund     31

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the Pilgrim Funds.

Fees You Pay Directly

                                               Class A    Class B    Class C(1)   Class M(1)
                                               -------    -------    ----------   ----------
Maximum sales charge on your investment
  (as a % of offering price) %
Equity Funds and Precious Metals Funds          5.75(2)    none        none         3.50(2)

Maximum deferred sales charge (as a % of
  purchase or sales price, whichever is less)
Equity Funds and Precious Metals Funds          none(3)    5.00(4)     1.00(5)      none

----------
(1)  Not all Funds offer Classes C and M. Please see page 35.
(2)  Reduced for purchases of $50,000 and over. Please see page 36.
(3) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 36.
(4) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 36.
(5)  Imposed upon redemption within 1 year from purchase.

Operating Expenses Paid Each Year by the Funds(1)
(as a % of average net assets)

Class A

                                                Distribution                 Total
                                                 and Service                 Fund     Fee Waiver
                                    Management    (12b-1)       Other      Operating      by         Net
Fund                                   Fee          Fees      Expenses(2)   Expenses   Adviser(3)  Expenses
----                                   ---          ----      -----------   --------   ----------  --------
Global Corporate Leaders        %      1.00         0.25         0.42         1.67         --        1.67
Worldwide Growth                %      1.00         0.35         0.30         1.65         --        1.65
International Value             %      1.00         0.30         0.38         1.68         --        1.68
International Core Growth       %      1.00         0.35         0.38         1.73         --        1.73
International                   %      1.00         0.25         0.70         1.95         --        1.95
International SmallCap Growth   %      1.00         0.35         0.42         1.77         --        1.77
Emerging Markets Value          %      1.00         0.30         0.91         2.21         --        2.21
Emerging Countries              %      1.25         0.35         0.93         2.53      -0.53        2.00
Worldwide Emerging Markets      %      1.00         0.25         0.73         1.98         --        1.98
Asia-Pacific Equity             %      1.25         0.25         1.48         2.98      -0.98        2.00
SmallCap Asia Growth            %      1.25         0.25         0.95         2.45         --        2.45
Troika Dialog Russia            %      1.25         0.25         0.24         1.74         --        1.74
Gold                            %      0.95         0.25         0.46         1.66         --        1.66
Silver                          %      1.00         0.25         0.55         1.80         --        1.80

Class B(4)

                                                Distribution                 Total
                                                 and Service                 Fund     Fee Waiver
                                    Management    (12b-1)       Other      Operating      by         Net
Fund                                   Fee          Fees      Expenses(2)   Expenses   Adviser(3)  Expenses
----                                   ---          ----      -----------   --------   ----------  --------
Worldwide Growth                %      1.00         1.00         0.30         2.30         --        2.30
International Value             %      1.00         1.00         0.41         2.41         --        2.41
International Core Growth       %      1.00         1.00         0.38         2.38         --        2.38
International                   %      1.00         1.00         0.70         2.70         --        2.70
International SmallCap Growth   %      1.00         1.00         0.42         2.42         --        2.42
Emerging Markets Value          %      1.00         1.00         0.93         2.93         --        2.93
Emerging Countries              %      1.25         1.00         0.93         3.18      -0.53        2.65
Asia-Pacific Equity             %      1.25         1.00         1.48         3.73      -0.98        2.75
SmallCap Asia Growth            %      1.25         1.00         0.95         3.20         --        3.20

32   What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Operating Expenses Paid Each Year by the Funds(1)
(as a % of average net assets)

Class C(5)

                                                Distribution                 Total
                                                 and Service                 Fund     Fee Waiver
                                    Management    (12b-1)       Other      Operating      by         Net
Fund                                   Fee          Fees      Expenses(2)   Expenses   Adviser(3)  Expenses
----                                   ---          ----      -----------   --------   ----------  --------
Worldwide Growth                %      1.00         1.00         0.30         2.30         --        2.30
International Value             %      1.00         1.00         0.41         2.41         --        2.41
International Core Growth       %      1.00         1.00         0.38         2.38         --        2.38
International                   %      1.00         1.00         0.70         2.70         --        2.70
International SmallCap Growth   %      1.00         1.00         0.42         2.42         --        2.42
Emerging Markets Value          %      1.00         1.00         0.91         2.91         --        2.91
Emerging Countries              %      1.25         1.00         0.93         3.18      -0.53        2.65

Class M

                                                Distribution                 Total
                                                 and Service                 Fund     Fee Waiver
                                    Management    (12b-1)       Other      Operating      by         Net
Fund                                   Fee          Fees      Expenses(2)   Expenses   Adviser(3)  Expenses
----                                   ---          ----      -----------   --------   ----------  --------
Asia-Pacific Equity             %      1.25         0.75         1.48         3.48      -0.98        2.50

----------
(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimates are based on each Fund's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Adviser has agreed for each Fund except Global Corporate Leaders, International, Worldwide Emerging Markets, SmallCap Asia Growth, Troika Dialog Russia, Gold and Silver Funds. For those Funds, estimated operating expenses are based on estimated contractual operating expenses commencing with Pilgrim Investments' management of these Funds.
(2) For the Worldwide Growth, International Core Growth, International SmallCap Growth and Emerging Countries Funds, other expenses have been restated to reflect the elimination of certain administrative fees effective May 24, 1999.
(3) Pilgrim Investments has entered into expense limitation agreements with each Fund except International Value and Emerging Markets Value under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to Pilgrim Investments within three years. The amount of each Fund's expenses waived or reimbursed during the last fiscal year by Pilgrim Investments is shown under the heading "Fee Waiver by Adviser". For each Fund the expense limit will continue through at least October 31, 2001. Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for Funds which it serves as sub-adviser.
(4) Because Class B shares are new for International and SmallCap Asia Growth Funds, their expenses are estimated based on Class A expenses.
(5) Because Class C shares are new for International Fund, expenses are estimated based on Class A expenses.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                     What You Pay to Invest   33

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Examples

The examples that follow are intended to help you compare the cost of investing in the Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

Class A

Fund                                    1 year    3 years    5 years    10 years
----                                    ------    -------    -------    --------
Global Corporate Leaders           $     735       1,071      1,430       2,438
Worldwide Growth                   $     733       1,065      1,420       2,417
International Value                $     736       1,074      1,435       2,448
International Core Growth          $     741       1,089      1,460       2,499
International                      $     762       1,152      1,567       2,719
International SmallCap Growth      $     745       1,100      1,479       2,539
Emerging Markets Value             $     786       1,226      1,692       2,973
Emerging Countries                 $     766       1,219      1,751       3,198
Worldwide Emerging Markets         $     764       1,161      1,581       2,749
Asia-Pacific Equity                $     766       1,264      1,885       3,549
SmallCap Asia Growth               $     809       1,295      1,805       3,201
Troika Dialog Russia               $     742       1,091      1,464       2,509
Gold                               $     734       1,068      1,425       2,427
Silver                             $     747       1,109      1,494       2,569

Class B

                                            If you sell your shares              If you don't sell your shares
                                     -------------------------------------   -------------------------------------
Fund                                 1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
----                                 ------   -------   -------   --------   ------   -------   -------   --------
Worldwide Growth                $      733     1,018     1,430      2,473      233      718      1,230      2,473
International Value             $      744     1,051     1,485      2,566      244      751      1,285      2,566
International Core Growth       $      741     1,042     1,470      2,555      241      742      1,270      2,555
International                   $      773     1,138     1,630      2,851      273      838      1,430      2,851
International SmallCap Growth   $      745     1,055     1,491      2,596      245      755      1,291      2,596
Emerging Markets Value          $      796     1,207     1,743      3,082      296      907      1,543      3,082
Emerging Countries              $      768     1,179     1,769      3,259      268      879      1,569      3,259
Asia-Pacific Equity             $      778     1,255     1,955      3,679      278      955      1,755      3,679
SmallCap Asia Growth            $      823     1,286     1,874      3,331      323      986      1,674      3,331

Class C

                                            If you sell your shares              If you don't sell your shares
                                     -------------------------------------   -------------------------------------
Fund                                 1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
----                                 ------   -------   -------   --------   ------   -------   -------   --------
Worldwide Growth                $      333      718      1,230      2,636      233      718      1,230      2,636
International Value             $      344      751      1,285      2,746      244      751      1,285      2,746
International Core Growth       $      341      742      1,270      2,716      241      742      1,270      2,716
International                   $      373      838      1,430      3,032      273      838      1,430      3,032
International SmallCap Growth   $      345      755      1,291      2,756      245      755      1,291      2,756
Emerging Markets Value          $      394      901      1,533      3,233      294      901      1,533      3,233
Emerging Countries              $      368      879      1,569      3,409      268      879      1,569      3,409

Class M

Fund                                 1 year   3 years   5 years   10 years
----                                 ------   -------   -------   --------
Asia-Pacific Equity             $      594     1,200     1,927      3,845

34   What You Pay to Invest

                                                                     SHAREHOLDER
CHOOSING A SHARE CLASS                                                     GUIDE
--------------------------------------------------------------------------------

PILGRIM PURCHASE OPTIONSTM

Depending upon the Fund, you may select from up to four separate classes of shares: Class A, Class B, Class C and Class M.

Class A

* Front-end sales charge, as described on the next page (except for Money Market Fund).

*    Distribution and service (12b-1) fees of 0.25% to 0.35%.

Class B

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution and service (12b-1) fees of 1% (0.75% for Strategic Income
     Fund).

*    A contingent deferred sales charge, as described on the next page.

* Automatic conversion to Class A shares after eight years, thus reducing future annual expenses. Class B shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.

* Not offered by Global Corporate Leaders Fund, Worldwide Emerging Markets Fund, Troika Dialog Russia Fund, Gold Fund and Silver Fund.

Class C

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution and service (12b-1) fees of 1% (0.75% for Strategic Income
     Fund).

* A 1% contingent deferred sales charge on shares sold within one year of purchase.

* No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

* Not offered by Bank and Thrift Fund, Asia-Pacific Equity Fund, Global Corporate Leaders Fund, Worldwide Emerging Markets Fund, SmallCap Asia Growth Fund, Troika Dialog Russia Fund, Gold Fund and Silver Fund.

Class M

*    Lower front-end sales charge than Class A, as described on the next page.

*    Distribution and service (12b-1) fees of 0.75%.

* No automatic conversion to Class A shares, so annual expenses continue at the Class M level throughout the life of your investment.

* Offered only by MagnaCap Fund, LargeCap Leaders Fund, MidCap Value Fund, Asia-Pacific Equity Fund, Government Securities Income Fund and High Yield Fund.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A or Class M shares. Orders for Class B shares and Class M shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

Distribution and Shareholder Service Fees

To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide      35

SHAREHOLDER
GUIDE                                                     CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

Class A(1)

Class A shares of the Funds are sold subject to the following sales charge:

                            U.S. and International
                                Equity Funds,
                            Equity & Income Funds
                          and Precious Metals Funds           Income Funds
                            ----------------------       ----------------------
                           As a %                       As a %
                           of the       As a % of       of the       As a % of
                          offering         net         offering         net
Your Investment             price      asset value       price      asset value
---------------             -----      -----------       -----      -----------
Less than $50,000           5.75           6.10          4.75          4.99
$50,000 - $99,999           4.50           4.71          4.50          4.71
$100,000 - $249,999         3.50           3.63          3.50          3.63
$250,000 - $499,999         2.50           2.56          2.50          2.56
$500,000 - $1,000,000       2.00           2.04          2.00          2.04
$1,000,000 and over              See below                   See below

----------
(1) Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

Money Market Fund. There is no sales charge if you purchase Class A shares of Money Market Fund. However, if the Class A shares are exchanged for shares of another Pilgrim Fund, you will be charged the applicable sales load for that fund upon the exchange.

Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a contingent deferred sales charge if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                            Period during which
     Your investment             CDSC          CDSC applies
     ---------------             ----          ------------
$1,000,000 to $2,499,999         1.00%            2 years
$2,500,000 to $4,999,999         0.50%            1 year
$5,000,000 and over              0.25%            1 year

However, Class A shares that were purchased in an amount of $1 million or more through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will be subject to a contingent deferred sales charge of 1% within one year from the date of purchase.

Class A shares that were purchased in an amount of $1 million or more through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge period of 18 months from the date of purchase. See the SAI for further information.

Class B Class C and Class T

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

Class B Deferred Sales Charge(1)

                         CDSC on shares
Years after purchase       being sold
--------------------       ----------
1st year                       5%
2nd year                       4%
3rd year                       3%
4th year                       3%
5th year                       2%
6th year                       1%
After 6th year                none

----------
(1) Class B shares that were purchased through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge. Please see the SAI for further information.

Class C Deferred Sales Charge

                         CDSC on shares
Years after purchase       being sold
--------------------       ----------
1st year                       1%
After 1st year                none

Class T Deferred Sales Charge

                         CDSC on shares
Years after purchase       being sold
--------------------       ----------
1st year                       4%
2nd year                       3%
3rd year                       2%
4th year                       1%
After 4th year                none

To keep your CDSC as low as possible, each time you place a request to redeem shares the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

Class M

Class M shares of the Funds are sold subject to the following sales charge.

                                 MagnaCap,
                             LargeCap Leaders,                Government
                               MidCap Value,                  Securities
                                    and                       Income and
                               Asia-Pacific                   High Yield
                               Equity Funds                     Funds
                            -------------------          -------------------
                            As a %       As a %         As a %         As a %
                            of the       of net         of the         of net
                           offering       asset        offering        asset
Your investment             price         value          price         value
---------------             -----         -----          -----         -----
Less than $50,000           3.50%         3.63%          3.25%         3.36%
$50,000 - $99,999           2.50%         2.56%          2.25%         2.30%
$100,000 - $249,999         1.50%         1.52%          1.50%         1.52%
$250,000 - $499,999         1.00%         1.01%          1.00%         1.01%
$500,000 and over           none          none           none          none

36   Shareholder Guide

                                                                     SHAREHOLDER
CHOOSING A SHARE CLASS                                                     GUIDE
--------------------------------------------------------------------------------

Sales Charge Reductions and Waivers

Reduced Sales Charges. You may reduce the initial sales charge on a purchase of Class A or Class M shares of the funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

Letter of Intent -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

Rights of Accumulation -- lets you add the value of shares of any open-end Pilgrim Fund (excluding the Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

Combination Privilege -- shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge.

See the Account Application or the Statement of Additional Information for details, or contact your financial representative or the Shareholder Servicing Agent for more information.

CDSC Waivers. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

* redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

* for Class B Shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

* mandatory distributions from a tax-deferred retirement plan or an IRA. However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

* If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

Reinstatement Privilege. If you sell Class B, Class C or Class T shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B, Class C and Class T shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

Sales Charge Waivers. Class A or Class M shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the Statement of Additional Information.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide      37

SHAREHOLDER
GUIDE                                                     HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

The minimum initial investment amounts for the Pilgrim Funds are as follows:

*    Non-retirement accounts: $1,000

*    Retirement accounts: $250

* Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. The Pilgrim Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000.00 ($250.00 for IRAs).

Retirement Plans

The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust-Kansas City (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

                      Initial                   Additional
    Method           Investment                 Investment
    ------           ----------                 ----------
By Contacting   An investment
Your            professional with an
Investment      authorized firm
Professional    can help you establish
                and maintain your
                account.

By Mail         Visit or consult an         Visit or consult an
                investment                  investment
                professional. Make          professional. Fill out
                your check payable to       the Account Additions
                the Pilgrim Funds and       form included on the
                mail it, along with a       bottom of your account
                completed Application.      statement along with
                Please indicate your        your check payable to
                investment professional     the Fund and mail
                on the New Account          them to the address on
                Application                 the account statement.
                                            Remember to write
                                            your account number
                                            on the check.

By Wire         Call the Pilgrim            Wire the funds in the
                Operations Department       same manner described
                at (800) 336-3436 to        under "Initial
                obtain an account           Investment."
                number and indicate
                your investment
                professional on the
                account.

                Instruct your bank to
                wire funds to the Fund
                in the care of:
                State Street Bank and
                Trust -- Kansas City
                ABA #101003621
                Kansas City, MO
                credit to: ______________
                (the Fund)
                A/C #751-8315; for
                further credit
                to: _________________
                Shareholder
                A/C #________________
                (A/C # you received
                over the telephone)
                Shareholder Name:
                _____________________
                (Your Name Here)

                After wiring funds you
                must complete the
                Account Application
                and send it to:

                Pilgrim Funds
                P.O. Box 219368
                Kansas City, MO
                64121-6368

38   Shareholder Guide

                                                                     SHAREHOLDER
HOW TO REDEEM SHARES                                                       GUIDE
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $10,000.

*    Minimum withdrawal amount is $100.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the Statement of Additional Information.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Redemption Fee

A 2% redemption fee will be charged on the redemption of shares of the Pilgrim Troika Dialog Russia Fund held less than 365 days. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee will be applied on a share by share basis using the "first shares in, first shares out" (FIFO) method. Therefore, the oldest shares are sold first.

        Method                            Procedures
        ------                            ----------
By Contacting Your        You may redeem by contacting your
Investment Professional   investment professional. Investment
                          professionals may charge for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

                          Pilgrim Funds
                          P.O. Box 219368
                          Kansas City, MO 64121-6368

                          If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --           You may redeem shares by telephone on all
Expedited Redemption      accounts other than retirement accounts,
                          unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing Agent at (800) 992-0180.

                          Receiving Proceeds By Check:
                          You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim
                          Funds for at least 30 days.

                          Receiving Proceeds By Wire:
                          You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide      39

SHAREHOLDER
GUIDE                                                       TRANSACTION POLICIES
--------------------------------------------------------------------------------

Net Asset Value

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the net asset value of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

Telephone Orders

The Funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange shares of a Fund for shares of the same class of any other Pilgrim Fund, except for Lexington Money Market Trust and Pilgrim Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of the Pilgrim Money Market Fund for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. In addition, Class T shares of any Fund may be exchanged for Class B shares of the Pilgrim Money Market Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The adviser may prohibit excessive exchanges (more than four per year). The adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

40   Shareholder Guide

                                                                     SHAREHOLDER
TRANSACTION POLICIES                                                       GUIDE
--------------------------------------------------------------------------------

Systematic Exchange Privilege

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide      41

MANAGEMENT
OF THE FUNDS                                                             ADVISER
--------------------------------------------------------------------------------

Pilgrim Investments, Inc. ("Pilgrim" or "Pilgrim Investments") serves as the investment adviser to each of the Funds. Pilgrim has overall responsibility for the management of the Funds. Pilgrim provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, Pilgrim is registered as an investment adviser. Pilgrim is an indirect wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar") (NYSE: RLR). Through its subsidiaries, ReliaStar offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products, and personal finance education.

Prior to April 30, 2000, Pilgrim Advisors, Inc. ("Pilgrim Advisors") served as investment adviser to certain of the Funds. On April 30, 2000, Pilgrim Advisors, an indirect wholly-owned subsidiary of ReliaStar, merged with Pilgrim Investments. Pilgrim Advisors and Pilgrim Investments were sister companies and shared certain resources and investment personnel.

Prior to July 26, 2000, Lexington Management Corporation ("Lexington") served as investment adviser to certain of the Funds. On July 26, 2000, ReliaStar acquired Lexington Global Asset Managers, Inc., the parent company of Lexington, and Pilgrim Investments was approved as Adviser to the Funds formerly advised by Lexington.

As of June 30, 2000, Pilgrim managed over $16.8 billion in assets.

Pilgrim's principal address is 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004.

Pilgrim receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

                                          Advisory
          Fund                              Fee
          ----                              ---
 Global Corporate Leaders
 Worldwide Growth                           1.00%
 International Value                        1.00
 International Core Growth                  1.00
 International                              1.00
 International SmallCap Growth              1.00
 Emerging Markets Value                     1.00
 Emerging Countries                         1.25
 Worldwide Emerging Markets                 1.00
 Asia-Pacific Equity                        1.25
 SmallCap Asia Growth                       1.25
 Troika Dialog Russia                       1.25
 Gold                                       0.95
 Silver                                     1.00

Pilgrim Directly Manages the Portfolios of the Following Funds:

Global Corporate Leaders Fund

Richard T. Saler has served as a member of the portfolio management team that manages Global Corporate Leaders Fund since July 1994.

Mr. Saler has over 13 years of investment experience. Mr. Saler serves as Senior Vice President and Senior Portfolio Manager of Pilgrim. Prior to rejoining Pilgrim in 1992, he was a strategist with Nomura Securities in 1991. Mr. Saler first joined Pilgrim in 1986 and focused on international markets.

Phillip A. Schwartz has served as a member of the portfolio management team that manages Global Corporate Leaders Fund since January 1998.

Mr. Schwartz has over 13 years of investment experience. Mr. Schwartz serves as Vice President and Portfolio Manager of Pilgrim. Prior to joining Pilgrim in 1993, Mr. Schwartz was Vice President of European Research Sales with Cheuvreuz De Virieu in Paris and New York, serving the institutional market. Prior to Cheuvreux, he was affiliated with Olde and Co. and Kidder, Peabody as a stockbroker.

Alan H. Wapnick has served a member of the portfolio management team that manages Global Corporate Leaders Fund since January 1998.

Mr. Wapnick serves as Senior Vice President and Senior Portfolio Manager of Pilgrim. Prior to joining Pilgrim in 1986, Mr. Wapnick was an equity analyst with Merrill Lynch, J.&W. Seligman, Dean Witter and most recently, Union Carbide Corporation.

International Fund and Worldwide Emerging Markets Fund

Richard T. Saler, whose background is described above, has served as the Senior Portfolio Manager of the team that manages International Fund since January 1994 and a member of the portfolio management team that manages Worldwide Emerging Markets Fund since June 7, 2000.

Phillip A. Schwartz, whose background is described above, has served as a member of the portfolio management team that manages International Fund since January 1998 and Worldwide Emerging Markets Fund since June 7, 2000.

42    Management of the Funds

                                                                      MANAGEMENT
SUB-ADVISERS                                                        OF THE FUNDS
--------------------------------------------------------------------------------

Gold Fund and Silver Fund

James A. Vail has served as the Portfolio Manager of Gold Fund and Silver Fund since June 1998.

Mr. Vail serves as Vice President and Portfolio Manager of Pilgrim. He is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and has 25 years of investment experience. Prior to joining Pilgrim in 1991, Mr. Vail held investment research positions with Chemical Bank, Oppenheimer & Co., Robert Fleming, Inc. and most recently, Beacon Trust Company, where he was a Senior Investment Analyst.

For the following Funds, Pilgrim has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers are among the most respected institutional investment advisers in the world, and have been selected primarily on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

International Value Fund and Emerging Markets Value Fund

Brandes Investment Partners, L.P.

A registered investment adviser, Brandes Investment Partners, L.P. (Brandes) serves as Sub-Adviser to the Pilgrim International Value Fund and the Pilgrim Emerging Markets Value Fund. The company was formed in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc. which has been providing investment advisory services (through various predecessor entities) since 1974. Brandes currently manages over $33 billion in international portfolios. Brandes' principal address is 12750 High Bluff Drive, San Diego, California 92130.

Charles Brandes has co-managed the Pilgrim International Value Fund and the Pilgrim Emerging Markets Value Fund since the Funds were formed in March 1995 and January 1998, respectively. Mr. Brandes has over 31 years of investment management experience. He founded the general partner of Brandes in 1974 and owns a controlling interest in it. At Brandes, he serves as a Managing Partner. He is a Chartered Financial Analyst and a Member of the Association for Investment Management and Research.

Ian Sunder has co-managed the Pilgrim Emerging Markets Value Fund since the Fund was formed in January 1998. Mr. Sunder has over nine years of investment management experience. At Brandes, he serves as a Portfolio Manager. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analysts Society.

Jeff Busby has co-managed the Pilgrim International Value Fund since the fund was formed in March 1995. Mr. Busby has over 13 years of investment management experience. At Brandes, he serves as a Managing Partner. He is also responsible for overseeing all trading activities for the firm. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analysts Society.

Asia-Pacific Equity Fund

HSBC Asset Management (Americas) Inc., HSBC Asset Management (Hong Kong) Limited and HSBC Asset Management (Europe) Limited (collectively, HSBC) serve jointly as Sub-Adviser to Asia-Pacific Equity Fund.

The firms are part of HSBC Asset Management, the global investment advisory and fund management business unit of HSBC Holdings plc (founded as the Hong Kong and Shanghai Banking Corporation in 1865) which, with headquarters in London, is one of the world's largest banking and financial organizations. HSBC Asset Management manages over approximately $75 billion of assets worldwide for a wide variety of institutional, retail and private clients. HSBC Asset Management has advisory operations in Hong Kong and Singapore, among other locations. Its parent company has over a century of operations in local economies throughout the Asia-Pacific region. HSBC Asset Management's principal business address is 140 Broadway, 6th Floor, New York, New York 10005.

Fredric Lutcher III, Managing Director, Chief Financial Officer, HSBC Americas, and Man Wing Chung, Chief Investment Officer Asia (ex Japan), HSBC Hong Kong, are primarily responsible for portfolio management of Asia-Pacific Equity Fund. Mr. Lutcher joined HSBC in 1997, and has over 20 years of investment experience. Prior to joining HSBC, Mr. Lutcher was with Merrill Lynch Asset Management. Mr. Chung has been with HSBC since 1993 and has over 12 years investment experience.

International Core Growth Fund, Worldwide Growth Fund, International SmallCap Growth Fund and Emerging Countries Fund

Nicholas-Applegate Capital Management (NACM)

NACM serves as Sub-Adviser to the Funds listed above. Founded in 1984, NACM manages over $40 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. Each of the Funds listed above is managed by a team of portfolio managers and analysts employed by NACM. NACM has offices in San Diego, New York, Chicago and San Francisco. It's principal business address is 600 West Broadway, San Diego, California 92101.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                   Management of the Funds    43

MANAGEMENT
OF THE FUNDS                                                        SUB-ADVISERS
--------------------------------------------------------------------------------

Pilgrim SmallCap Asia Growth Fund

Crosby Asset Management (US) Inc. (Crosby)

Crosby is the sub-adviser of the Pilgrim Small Cap Asia Growth Fund. Crosby is located at 32/F Asia Pacific Finance Tower, Citibank Plaza, 3 Garden Road, Central, Hong Kong. Crosby is a subsidiary of Crosby Group, Hong Kong. Crosby provides investment advice and management to Pilgrim Small Cap Asia Growth Fund.

Christina Lam is the lead manager on a portfolio management team that manages the Pilgrim Small Cap Asia Growth Fund. Ms. Lam joined Crosby Asset Management in 1991. She is responsible for the investment management of the listed equity portfolios under the management of Crosby Asset Management. After graduating with a Law Degree with Honors from Warwick University, she qualified as a Barrister from Lincoln's Inn in London. In 1987 she joined Schroder Securities Limited in Hong Kong as an investment analyst, where her coverage included the utilities, industrials and retail sectors and conglomerates.

Pilgrim Troika Dialog Russia Fund

Troika Dialog Asset Management (Cayman Islands) Ltd. (TDAM)

TDAM is the sub-adviser of Pilgrim Troika Dialog Russia Fund. TDAM is located as Troika Dialog Asset Management (Cayman Islands), Ltd. Romanov Pereulok #4, 103875 Moscow, Russia. TDAM provides investment advice and management to Pilgrim Troika Dialog Russia Fund. TDAM is a majority owned subsidiary of The Bank of Moscow.

Timothy D. McCarthy is a member of the portfolio management team that manages the Pilgrim Troika Dialog Russia Fund. Mr. McCarthy has a B.S. degree in Economics from the State University of New York at Onconta and an M.B.A. from the State University of New York at Binghamton. He joined Troika Dialog, Moscow in July, 1998. Prior to May, 1998 he was an Executive Director with Alfa Asset Management, Moscow. From January, 1995 to March, 1997 he was co-founder and director of Capital Regent Securities, a Moscow based investment and advisory firm. From June, 1990 to December, 1994 he was a consultant and senior consultant with Deloitte & Touche Management Consulting New York.

Ruben Vardanian is a member of the portfolio management team that manages the Pilgrim Troika Dialog Russia Fund. Mr. Vardanian is Chairman of the Board of Troika Dialog Asset Management. He is Vice Chairman of the Board of Directors of the Depository Clearing Company, Moscow. He is a member of the expert council of the Federal Securities Commission of Russia and a Director of the Russian Trading System (RTS). He is also Chairman of the Board of Directors of the Russian Capital markets self-regulatory organization (NAUFOR). Mr. Vardanian received a Masters Degree with Distinction from the Finance Department of Moscow State University. He received post-graduate training with Banca CRT in Italy and with the Emerging Markets Division of Merrill Lynch in New York.

Pavel Teplukhin is a member of the portfolio management team that manages the Pilgrim Troika Dialog Russia Fund. He is the President of Troika Dialog Asset Management. Dr. Teplukhin received a diploma in Economics and a Doctorate in Economic Analysis and Statistics from Moscow State University. He also received a Master of Science in Economics/Macroeconomics from the London School of Economics. From 1993 to 1996, Dr. Teplukhin was Economic Adviser to the First Deputy Prime Minister at the Ministry of Finance of the Russia Federation.

Oleg Larichev is a member of the portfolio management team that manages the Pilgrim Troika Dialog Russia Fund. Mr. Larichev received a Master of Arts in Economics from the New Economic School, Moscow and a Diploma in Computer Graphics from Moscow State University. He has been associated with Troika Dialog, Moscow since September, 1996. Prior to September, 1996 he was an economics expert with the Russia European Center for Economic Policy. Prior to April, 1995 he held part-time positions with the World Bank and the Moscow office of the London School of Economics.

44    Management of the Funds

                                                                      DIVIDENDS,
                                                                   DISTRIBUTIONS
DIVIDENDS/TAXES                                                        AND TAXES
--------------------------------------------------------------------------------

Dividends

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends and capital gains, if any, annually.

Dividend Reinvestment

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B, C, M or T shares of a Fund invested in another Pilgrim Fund which offers the same class shares. If you are a shareholder of Pilgrim Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any open-end Pilgrim Fund.

Taxes

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information for additional information. You should rely your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                        Dividends, Distributions and Taxes    45

MORE INFORMATION
ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional Information
(SAI).

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the adviser or sub-adviser can decide whether to use them or not. The adviser or sub-adviser of a Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

Investments in Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

Emerging Markets Investments. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasonal financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

Inability to Sell Securities. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

High Yield Securities. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given

46    More Information About Risks

                                                                MORE INFORMATION
                                                                     ABOUT RISKS
--------------------------------------------------------------------------------

change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

Convertible Securities. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Other Investment Companies. Each Fund (except the MagnaCap, High Yield and Government Securities Income Funds) may invest up to 10% of its assets in other investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Restricted and Illiquid Securities. Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Mortgage-Related Securities. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

Interests in Loans. Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains. Temporary Defensive Strategies. When the adviser or sub-adviser to a Fund anticipates unusual market or other conditions, the Fund

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     47

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

Portfolio Turnover. Each Fund, except the Asia-Pacific Equity Fund, is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

OTHER RISKS

Repurchase Agreements. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

Lending Portfolio Securities. In order to generate additional income, certain Funds may lend portfolio securities in an amount up to 331|M/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Borrowing. Certain Funds may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

Short Sales. Certain Funds may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Pairing Off Transactions. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

Percentage and Rating Limitations Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.

48    More Information About Risks

                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent accountant, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                      Financial Highlights    49

                                                                       FINANCIAL
PILGRIM GLOBAL CORPORATE LEADERS FUND                                 HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG, LLP, independent auditors.



                                                              1999     1998      1997      1996      1995
                                                              ----     ----      ----      ----      ----
Per Share Operating Performance
 Net Asset Value, Beginning of Period                   $     9.46     10.59     11.28     11.32     11.17
 Net investment income (loss)                           $    (0.02)     0.99      0.03      0.01      0.09
 Net realized and unrealized gain (loss) from
   investment operations                                $     3.67      1.02      0.73      1.84      1.10
 Total income (loss) from investment operations         $     3.65      2.01      0.76      1.85      1.19
 Less distributions:
 Distributions from net investment income               $    (0.74)    (0.80)    (0.09)    (0.16)    (0.29)
 Distributions in excess of net investment income       $       --        --        --        --     (0.13)
 Distributions from net realized gains                  $    (0.08)    (2.34)    (1.36)    (1.73)    (0.62)
 Distributions in excess of net realized gains          $       --        --        --        --        --
 Total distributions                                    $    (0.82)    (3.14)    (1.45)    (1.89)    (1.04)
 Net asset value, end of period                         $    12.29      9.46     10.59     11.28     11.32
 Total Return                                           %    39.06     19.06      6.90     16.43     10.69
Ratios/Supplemental Data
 Net asset, end of period (thousands)                   $   19,617    17,803    35,085    37,223    53,614
 Ratio of expenses to average net assets, before
   reimbursement or waiver                              %     1.96      2.12      1.75      1.90      1.67
 Ratio of expenses to average net assets, net of
   reimbursement or waiver                              %     1.96      2.12      1.75      1.90      1.67
 Ratio of net investment income (loss) to average net
   assets, before reimbursement or waiver               %    (0.65)    (0.06)     0.23      0.11      0.48
 Ratio of net investment income (loss) to average net
   assets, net of reimbursement or waiver               %    (0.65)    (0.06)     0.23      0.11      0.48
Portfolio Turnover Rate                                 %    12.76    137.33    177.48    128.05    166.35

50  Pilgrim Global Corporate Leaders Fund

FINANCIAL
HIGHLIGHTS                                         PILGRIM WORLDWIDE GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                            Class A
                                            ------------------------------------------------------------------------
                                               Six
                                              months       Three
                                              ended        months
                                             Dec. 31,      ended
                                               1999       June 30,                 Year ended March 31,
                                            (unaudited)   1999(1)     1999       1998    1997       1996       1995
                                            -----------   -------     ----       ----    ----       ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period   $      23.58        21.39     19.33     16.88     16.57     14.29     14.94
 Income from investment operations:
 Net investment income (loss)           $      (0.11)          --     (0.02)     0.04     (0.16)    (0.07)    (0.05)
 Net realized and unrealized gains
  (loss) on investments                 $      10.71         2.19      5.78      5.33      2.20      2.86     (0.09)
 Total from investment operations       $      10.60         2.19      5.76      5.37      2.04      2.79     (0.14)
 Less distributions from:
 Net investment income                  $        --            --      0.06        --        --      0.12      0.02
 Net realized gains on investments      $       3.07           --      3.64      2.92      1.73      0.39      0.49
 Net asset value, end of period         $      31.11        23.58     21.39     19.33     16.88     16.57     14.29
 Total Return(3):                       %      47.79        10.24     33.56     34.55     12.51     19.79     (0.90)
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $    150,384       66,245    49,134    38,647    24,022    23,481    22,208
 Ratios to average net assets:
 Net expenses after expense
  reimbursement(4)                      %       1.61         1.75      1.86      1.86      1.85      1.85      1.85
 Gross expenses prior to expense
  reimbursement(4)                      %       1.61         1.75      2.02      2.21      2.17      2.17      2.18
 Net investment income (loss) after
  expense reimbursement(4)              %      (1.13)       (0.03)    (0.62)    (0.69)    (0.93)    (0.35)    (0.42)
 Portfolio turnover                     %         92           57       247       202       182       132        99


                                                                         Class B
                                            ---------------------------------------------------------------
                                               Six
                                              months       Three
                                              ended        months                                 May 31,
                                             Dec. 31,      ended                                 1995(2) to
                                               1999       June 30,     Year ended March 31,       March 31,
                                            (unaudited)   1999(1)     1999       1998    1997       1996
                                            -----------   -------     ----       ----    ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period   $      26.64        24.21     20.10     16.02     14.34     12.50
 Income from investment operations:
 Net investment income (loss)           $      (0.17)       (0.03)    (0.08)    (0.17)    (0.14)    (0.05)
 Net realized and unrealized gains
  (loss) on investments                 $      12.02         2.46      6.25      5.44      1.82      1.89
 Total from investment operations       $      11.85         2.43      6.17      5.27      1.68      1.84
 Less distributions from:
 Net investment income                  $         --           --      0.01        --        --        --
 Net realized gains on investments      $       3.46          --       2.05      1.19       --        --
 Net asset value, end of period         $      35.03        26.64     24.21     20.10     16.02     14.34
 Total Return(3):                       %      47.25        10.04     32.74     34.03     11.72     14.72
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $     82,286       27,938    18,556    10,083     5,942     1,972
 Ratios to average net assets:
 Net expenses after expense
  reimbursement(4)                      %       2.26         2.40      2.51      2.51      2.50      2.50
 Gross expenses prior to expense
  reimbursement(4)                      %       2.26         2.40      2.67      2.70      4.81      9.50
 Net investment income (loss) after
  expense reimbursement(4)              %      (1.78)       (0.68)    (1.31)    (1.37)    (1.62)    (1.28)
 Portfolio turnover                     %         92           57       247       202       182       132


                                                                            Class C
                                            -----------------------------------------------------------------------
                                               Six
                                              months       Three
                                              ended        months
                                             Dec. 31,      ended
                                               1999       June 30,                 Year ended March 31,
                                            (unaudited)   1999(1)     1999       1998    1997       1996     1995
                                            -----------   -------     ----       ----    ----       ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period   $      23.69        21.52     19.05     16.92    16.76     14.44     14.86
 Income from investment operations:
 Net investment income (loss)           $      (0.19)       (0.04)    (0.20)    (0.19)   (0.28)    (0.21)    (0.15)
 Net realized and unrealized gains
  (loss) on investments                 $      10.72         2.21      5.83      5.41     2.23      2.92     (0.08)
 Total from investment operations       $      10.53         2.17      5.63      5.22     1.95      2.71     (0.23)
 Less distributions from:
 Net investment income                  $         --           --      0.01       --       --       0.01        --
 Net realized gains on investments      $       3.08           --      3.15      3.09     1.79      0.38      0.19
 Net asset value, end of period         $      31.14        23.69     21.52     19.05    16.92     16.76     14.44
 Total Return(3):                       %      47.25        10.08     32.73     33.72    11.81     18.95     (1.49)
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $    190,853      111,250    98,470    84,292   70,345    71,155    71,201
 Ratios to average net assets:
 Net expenses after expense
  reimbursement(4)                      %       2.26         2.40      2.51      2.51     2.50      2.50      2.50
 Gross expenses prior to expense
  reimbursement(4)                      %       2.26         2.40      2.67      2.77     2.61      2.57      2.57
 Net investment income (loss) after
  expense reimbursement(4)              %      (1.78)       (0.68)    (1.28)    (1.34)   (1.57)    (0.99)    (1.06)
 Portfolio turnover                     %         92           57       247       202      182       132        99

(1) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                            Pilgrim Worldwide Growth Fund     51

                                                                       FINANCIAL
PILGRIM INTERNATIONAL VALUE FUND                                      HIGHLIGHTS
--------------------------------------------------------------------------------

For the years ended 1999, 1998 and 1997, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 1997, the financial information was audited by other independent auditors.

                                                              Class A                                 Class B
                                           -------------------------------------------      -------------------------
                                                        Year ended October 31,                Year ended October 31,
                                           1999      1998      1997     1996   1995(1)      1999     1998     1997(2)
                                           ----      ----      ----     ----   -------      ----     ----     -------
Operating performance
 Net asset value at the beginning
  of the period                      $     11.88     10.90     9.05     8.10     7.64        11.76     10.87    10.00
 Net investment income (loss)        $       .08      0.11    (0.09)    0.14     0.09          .01      0.07    (0.02)
 Net realized and unrealized gain
  on investments                     $      3.58      0.96     2.30     0.85     0.37         3.51      0.91     0.89
 Total from investment operations    $      3.66      1.07     2.21     0.99     0.46         3.52      0.98     0.87
 Dividends from net investment
  income                             $      (.12)       --    (0.14)   (0.04)      --         (.04)       --       --
 Dividends from net realized gain
  on investments sold                $      (.67)    (0.09)   (0.22)      --       --         (.67)    (0.09)      --
 Total distributions                 $      (.79)    (0.09)   (0.36)   (0.04)      --         (.71)    (0.09)      --
 Net asset value at the end
  of the period                      $     14.75     11.88    10.90     9.05     8.10        14.57     11.76    10.87
 Total investment return(3)          %     32.55      9.86    27.59    12.15     9.39(4)     31.55      9.16     8.70
Ratios and supplemental data
 Net assets at the end of the
  period ($000s)                     $   451,815   211,018   60,539   16,777    5,188      278,871   145,976   59,185
 Ratio of expenses to average
  net assets                         %      1.68      1.74     1.80     1.85     1.85(4)      2.41      2.47     2.50(4)
 Ratio of expense reimbursement
  to average net assets              %        --        --     0.27     0.97     6.08(4)        --        --     0.08(4)
 Ratio of net investment income
  to average net assets              %       .92      1.62     0.46     1.52     1.67(4)       .18      0.69    (0.71)(4)
 Portfolio turnover rate             %        29        32       26       74       --           29        32       26


                                                          Class C
                                       ------------------------------------------------
                                                  Year ended October 31,
                                       1999       1998       1997      1996     1995(1)
                                       ----       ----       ----      ----     -------
Operating performance
 Net asset value at the beginning
  of the period                    $    11.75      10.86      8.93      8.05     7.61
 Net investment income (loss)      $     0.00       0.06     (0.06)     0.05     0.06
 Net realized and unrealized gain
  on investments                   $     3.51       0.92      2.20      0.86     0.38
 Total from investment operations  $     3.51       0.98      2.14      0.91     0.44
 Dividends from net investment
  income                           $     (.04)        --     (0.04)    (0.03)      --
 Dividends from net realized gain
  on investments sold              $     (.67)     (0.09)    (0.17)       --       --
 Total distributions               $     (.71)     (0.09)    (0.21)    (0.03)      --
 Net asset value at the end
  of the period                    $    14.55      11.75     10.86      8.93     8.05
 Total investment return(3)        %    31.50       9.07     25.92     11.39     8.89(4)
Ratios and supplemental data
 Net assets at the end of the
 period ($000s)                    $  310,227    137,651    62,103    14,530    5,749
 Ratio of expenses to average
  net assets                       %     2.41       2.47      2.50      2.50     2.50(4)
 Ratio of expense reimbursement
  to average net assets            %       --         --      0.24      1.21     6.08(4)
 Ratio of net investment income
  to average net assets            %      .19       0.68     (0.23)     0.62     1.13(4)
 Portfolio turnover rate           %       29         32        26        74       --

(1) The mutual fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. At the close of business on April 18, 1997 (the "Closing"), the Pilgrim International Value Fund (formerly the "Northstar International Value Fund") acquired the net assets of the Brandes International Fund, pursuant to an Agreement of Reorganization dated February 4, 1997. On April 21, 1997, the Brandes International Fund was reorganized as the Northstar International Value Fund.
(2)  Class B commenced operations on April 18, 1997.
(3) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(4)  Annualized.

52    Pilgrim International Value Fund

FINANCIAL
HIGHLIGHTS                                PILGRIM INTERNATIONAL CORE GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                                         Class A
                                             --------------------------------------------------------
                                             Six months    Three
                                                ended      months                        February 28,
                                              Dec. 31,     ended                          1997(1) to
                                                1999      June 30,  Year ended March 31,   March 31,
                                             (unaudited)  1999(2)     1999       1998        1997
                                             -----------  -------     ----       ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period   $       18.92       17.71     17.01      12.73        12.50
 Income from investment operations:
 Net investment income (loss)           $       (0.15)       0.04     (0.01)     (0.02)          --
 Net realized and unrealized gains on
  investments                           $        9.74        1.17      1.02       4.56         0.23
 Total from investment operations       $        9.59        1.21      1.01       4.54         0.23
 Less distributions from:
 Net investment income                  $          --          --      0.18        --            --
 Net realized gains on investments      $        1.16          --      0.13       0.26           --
 Net asset value, end of period         $       27.35       18.92     17.71      17.01        12.73
 Total Return(3):                       %       52.07        6.83      5.90      36.10         1.76
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $      19,460      12,409    21,627     12,664            2
 Ratios to average net assets:
 Net expenses after expense
  reimbursement(4)                      %        1.75        1.77      1.89       1.96         1.95
 Gross expenses prior to expense
  reimbursement(4)                      %        2.11        1.86      2.13       3.02     4,579.78
 Net investment income (loss) after
  expense reimbursement(4)              %       (1.47)       0.50     (0.51)     (0.45)        0.00
 Portfolio turnover                     %         103          67       214        274           76


                                                                         Class B
                                             --------------------------------------------------------
                                             Six months    Three
                                                ended      months                        February 28,
                                              Dec. 31,     ended                          1997(1) to
                                                1999      June 30,  Year ended March 31,   March 31,
                                             (unaudited)  1999(2)     1999       1998        1997
                                             -----------  -------     ----       ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period   $       19.08      17.89      17.10      12.68        12.50
 Income from investment operations:
 Net investment income (loss)           $       (0.20)        --      (0.16)     (0.11)          --
 Net realized and unrealized gains on
  investments                           $        9.76       1.19       1.05       4.66         0.18
 Total from investment operations       $        9.56       1.19       0.89       4.55         0.18
 Less distributions from:
 Net investment income                  $          --         --       0.03        --           --
 Net realized gains on investments      $        1.16         --       0.07       0.13          --
 Net asset value, end of period         $       27.48      19.08      17.89      17.10        12.68
 Total Return(3):                       %       51.40       6.65       5.24      35.31         1.44
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $      19,465     12,034     11,033      7,942            1
 Ratios to average net assets:
 Net expenses after expense
  reimbursement(4)                      %        2.40       2.36       2.53       2.61         2.59
 Gross expenses prior to expense
  reimbursement(4)                      %        2.76       2.45       2.77       3.04    16,000.25
 Net investment income (loss) after
  expense reimbursement(4)              %       (2.12)     (0.09)     (1.13)     (1.32)        0.00
 Portfolio turnover                     %         103         67        214        274           76


                                                                         Class C
                                             --------------------------------------------------------
                                             Six months    Three
                                                ended      months                        February 28,
                                              Dec. 31,     ended                          1997(1) to
                                                1999      June 30,  Year ended March 31,   March 31,
                                             (unaudited)  1999(2)     1999       1998        1997
                                             -----------  -------     ----       ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period   $       19.14      17.94      17.16      12.68      12.50
 Income from investment operations:
 Net investment income (loss)           $       (0.21)        --      (0.05)     (0.07)        --
 Net realized and unrealized gains
  on investments                        $        9.80       1.20       0.94       4.55       0.18
 Total from investment operations       $        9.59       1.20       0.89       4.48       0.18
 Less distributions from:
 Net investment income                  $          --         --       0.11         --         --
 Net realized gains on investments      $        1.16         --         --         --         --
 Net asset value, end of period         $       27.57      19.14      17.94      17.16      12.68
 Total Return(3):                       %       51.46       6.69       5.22      35.25       1.44
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $      21,104     11,936     10,400      3,517         43
 Ratios to average net assets:
 Net expenses after expense
  reimbursement(4)                      %        2.40       2.36       2.55       2.61       2.41
 Gross expenses prior to expense
  reimbursement(4)                      %        2.76       2.45       2.79       5.10      25.55
 Net investment income (loss) after
  expense reimbursement(4)              %       (2.12)     (0.09)     (1.19)     (1.27)     (0.07)
 Portfolio turnover                     %         103         67        214        274         76

(1)  The Fund commenced operations on February 28, 1997.
(2) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                    Pilgrim International Core Growth Fund    53

                                                                       FINANCIAL
PILGRIM INTERNATIONAL FUND                                            HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG, LLP, independent auditors.

                                                           1999      1998      1997      1996      1995
                                                           ----      ----      ----      ----      ----
Per Share Operating Performance
 Net Asset Value, Beginning of Period                $     11.61     10.10     10.86     10.60     10.37
 Net investment income (loss)                        $     (0.01)     0.17      0.07     (0.02)    (0.01)
 Net realized and unrealized gain (loss) from
  investment operations                              $      5.46      1.74      0.10      1.45      0.61
 Total income (loss) from investment operations      $      5.45      1.91      0.17      1.43      0.60
 Less distributions:
 Distributions from net investment income            $     (0.03)    (0.06)    (0.13)    (0.20)       --
 Distributions in excess of net investment income    $        --        --        --        --     (0.35)
 Distributions from net realized gains               $     (3.58)    (0.34)    (0.80)    (0.97)    (0.02)
 Distributions in excess of net realized gains       $        --        --        --        --        --
 Total distributions                                 $     (3.61)    (0.40)    (0.93)    (1.17)    (0.37)
 Net asset value, end of period                      $     13.45     11.61     10.10     10.86     10.60
 Total Return                                        %     47.85     19.02      1.61     13.57      5.77
Ratios/Supplemental Data
 Net assets, end of period (thousands)               $    25,304    24,000    19,949    18,891    17,855
 Ratio of expenses to average net assets, before
  reimbursement or waiver                            %      1.98      2.25      2.15      2.45      2.46
 Ratio of expenses to average net assets, net of
  reimbursement or waiver                            %      1.98      1.75      1.75      2.45      2.46
 Ratio of net investment income (loss) to average
  net assets, before reimbursement or waiver         %     (0.21)    (0.16)     0.13     (0.39)    (0.12)
 Ratio of net investment income (loss) to average
  net assets, net of reimbursement or waiver         %     (0.21)     0.35      0.53     (0.39)    (0.12)
Portfolio Turnover Rate                              %    143.82    143.67    122.56    113.55    137.72

54  Pilgrim International Fund

FINANCIAL
HIGHLIGHTS                            PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                            Class A
                                            -------------------------------------------------------------------------
                                                Six
                                               months      Three
                                               ended       months                                          August 31,
                                             Dec. 31,      ended                                           1994(1) to
                                               1999       June 30,            Year ended March 31,          March 31,
                                            (unaudited)   1999(3)      1999       1998    1997     1996       1995
                                            -----------   -------      ----       ----    ----     ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period   $       23.80       21.03      19.29     14.92    13.15    11.51      12.50
 Income from investment operations:
 Net investment income (loss)           $       (0.14)      (0.03)      0.02     (0.15)    0.04    (0.02)        --
 Net realized and unrealized gains on
  investments                           $       19.00        2.80       3.21      5.36     1.88     1.79      (0.98)
 Total from investment operations       $       18.86        2.77       3.23      5.21     1.92     1.77      (0.98)
 Less distributions from:
 Net investment income                  $         --          --          --        --     0.01     0.13       0.01
 Net realized gains on investments      $        2.06         --        1.49      0.84     0.14       --         --
 Net asset value, end of period         $       40.60       23.80      21.03     19.29    14.92    13.15      11.51
 Total Return(4):                       %       81.29       13.17      17.26     36.31    14.67    15.46      (7.85)
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $     146,057      37,490     25,336    11,183    5,569    1,056        610
 Ratios to average net assets:
 Net expenses after expense
  reimbursement(5)                      %        1.65        1.84       1.94      1.96     1.95     1.95       1.95
 Gross expenses prior to expense
  reimbursement(5)                      %        1.66        1.86       2.08      2.75     3.76    10.06       9.77
 Net investment income (loss) after
  expense reimbursement(5)              %       (1.40)      (0.69)     (0.82)    (1.56)   (1.05)   (0.27)     (0.07)
 Portfolio turnover                     %          71          44        146       198      206      141         75


                                                                       Class B
                                        -------------------------------------------------------------------
                                                Six
                                              months      Three
                                              ended       months                                   May 31,
                                              Dec. 31,    ended                                  1995(2) to
                                               1999      June 30,        Year ended March 31,     March 31,
                                            (unaudited)   1999(3)    1999      1998     1997        1996
                                            -----------   -------    ----      ----     ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period   $       25.33      22.43     20.16     15.89    13.96       12.50
 Income from investment operations:
 Net investment income (loss)           $       (0.24)     (0.07)    (0.20)    (0.15)   (0.15)      (0.02)
 Net realized and unrealized gains on
  investments                           $       20.12       2.97      3.46      5.56     2.09        1.48
 Total from investment operations       $       19.88       2.90      3.26      5.41     1.94        1.46
 Less distributions from:
 Net investment income                  $          --         --        --        --     0.01          --
 Net realized gains on investments      $        2.19         --      0.99      1.14       --          --
 Net asset value, end of period         $       43.02      25.33     22.43     20.16    15.89       13.96
 Total Return(4):                       %       80.57      12.93     16.55     35.73    13.96       11.68
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $      77,785     19,331    16,158    12,033    5,080       1,487
 Ratios to average net assets:
 Net expenses after expense
  reimbursement(5)                      %        2.30       2.49      2.59      2.61     2.60        2.60
 Gross expenses prior to expense
  reimbursement(5)                      %        2.31       2.51      2.73      2.98     4.89       16.15
 Net investment income (loss) after
  expense reimbursement(5)              %       (2.02)     (1.34)    (1.45)    (2.20)   (1.66)      (0.64)
 Portfolio turnover                     %          71         44       146       198      206         141


                                                                            Class C
                                            -------------------------------------------------------------------------
                                                Six
                                               months      Three
                                               ended       months                                       August 31,
                                             Dec. 31,      ended                                        1994(1) to
                                               1999       June 30,          Year ended March 31,         March 31,
                                            (unaudited)   1999(3)     1999     1998     1997     1996      1995
                                            -----------   -------     ----     ----     ----     ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period   $      23.34       20.60     18.53     14.87    13.05    11.32     12.50
 Income from investment operations:
 Net investment income (loss)           $      (0.19)      (0.06)    (0.10)    (0.11)   (0.16)    0.01     (0.04)
 Net realized and unrealized gains on
  investments                           $      18.36        2.80      3.09      5.09     1.98     1.72     (1.12)
 Total from investment operations       $      18.17        2.74      2.99      4.98     1.82     1.73     (1.16)
 Less distributions from:
 Net investment income                  $         --          --        --        --       --       --      0.02
 Net realized gains on investments      $       2.01          --      0.92      1.32       --       --        --
 Net asset value, end of period         $      39.50       23.34     20.60     18.53    14.87    13.05     11.32
 Total Return(4):                       %      80.48       13.31     16.55     35.63    13.98    15.30     (9.25)
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $     72,787      18,354    13,226     8,014    3,592      933        24
 Ratios to average net assets:
 Net expenses after expense
  reimbursement(5)                      %       2.30        2.49      2.59      2.61     2.60     2.60      2.61
 Gross expenses prior to expense
  reimbursement(5)                      %       2.31        2.51      2.73      3.38     3.95    16.15     75.37
 Net investment income (loss) after
  expense reimbursement(5)              %      (2.02)      (1.34)    (1.45)    (2.18)   (1.67)   (1.02)    (0.76)
 Portfolio turnover                     %         71          44       146       198      206      141        75

(1)  The Fund commenced operations on August 31, 1994.
(2)  Commencement of share offerings.
(3) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(5)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                Pilgrim International SmallCap Growth Fund    55

                                                                       FINANCIAL
PILGRIM EMERGING MARKETS VALUE FUND                                   HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                               Class A(1)               Class B(1)               Class C(1)
                                                         ----------------------   ----------------------   ----------------------
                                                         Year ended October 31,   Year ended October 31,   Year ended October 31,
                                                         1999            1998     1999            1998     1999           1998
                                                         ----            ----     ----            ----     ----           ----
Operating performance
 Net asset value at the beginning of the period     $     7.69           10.00     7.65           10.00     7.63           10.00
 Net investment income                              $      .12            0.12      .08            0.09      .04            0.09
 Net realized and unrealized loss on investments    $     3.01           (2.43)    2.97           (2.44)    3.00           (2.46)
 Total from investment operations                   $     3.13           (2.31)    3.05           (2.35)    3.04           (2.37)
 Dividends from net investment income               $     (.14)                    (.10)                    (.11)
 Net asset value at the end of the period           $    10.68            7.69    10.60            7.65    10.56            7.63
 Total investment return(2)                         %    41.48          (23.10)   40.41          (23.50)   40.49         (23.70)
Ratios and supplemental data
 Net assets at the end of the period ($000s)        $    9,281           3,815    3,823           3,583    6,674           2,304
 Ratio of expenses to average net assets(3)         %     2.06            1.80     2.70            2.50     2.75            2.50
 Ratio of expense reimbursement to average net
  assets(3)                                         %      .15            2.08      .23            2.24      .16            2.37
 Ratio of net investment income to average net
  assets(3)                                         %     1.36            3.38      .67            2.55      .61            2.60
 Portfolio turnover rate                            %       38               7       38               7       38               7

(1)  Class A, B and C commenced operations on January 1, 1998.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.

56    Pilgrim Emerging Markets Value Fund

FINANCIAL
HIGHLIGHTS                                       PILGRIM EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                            Class A
                                             ----------------------------------------------------------------------
                                                 Six
                                                months     Three
                                                ended      months                                         Nov. 28,
                                               Dec. 31,    ended                                         1994(1) to
                                                1999      June 30,          Year Ended March 31,          Mar. 31,
                                             (unaudited)  1999(3)     1999      1998     1997     1996      1995
                                             -----------  -------     ----      ----     ----     ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period   $        16.74      13.43     17.39     17.20    14.03    11.00     12.50
 Income from investment operations:
 Net investment income (loss)           $        (0.12)     (0.05)    (0.06)     0.03    (0.06)   (0.04)     0.04
 Net realized and unrealized gains
  (loss) on investments                 $         5.39       3.36     (3.81)     1.22     3.51     3.15     (1.54)
 Total from investment operations       $         5.27       3.31     (3.87)     1.25     3.45     3.11     (1.50)
 Less distributions from:
 Net investment income                  $           --         --       0.02       --       --     0.02        --
 Net realized gains on investments      $           --         --       0.07     1.06     0.28     0.06        --
 Net asset value, end of period         $        22.01      16.74     13.43     17.39    17.20    14.03     11.00
 Total Return(4):                       %        31.64      24.65    (22.23)     8.06    24.79    28.43    (11.98)
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $       68,449     53,483    47,180    71,014   38,688    4,718     1,197
 Ratio to average net assets:
 Net expenses after expense
  reimbursement(5)                      %         2.07       2.13      2.27      2.26     2.25     2.25      2.25
 Gross expenses prior to expense
  reimbursement(5)                      %         2.29       2.66      2.56      2.48     3.08     6.72      6.15
 Net investment income (loss) after
  expense reimbursement(5)              %        (1.40)     (1.30)    (0.25)     0.55    (1.14)   (0.35)     1.09
 Portfolio turnover                     %          110         67       213       243      176      118        61


                                                                          Class B
                                             ----------------------------------------------------------------
                                                Six
                                               months       Three
                                               ended        months                                   May 31,
                                              Dec. 31,      ended                                  1995(2) to
                                                1999       June 30,      Year Ended March 31,       March 31,
                                             (unaudited)   1999(3)     1999      1998      1997       1996
                                             -----------   -------     ----      ----      ----       ----
Per Share Operating Performance:
 Net asset value, beginning of period   $       16.98        13.64     17.64     17.29     14.02      12.50
 Income from investment operations:
 Net investment income (loss)           $       (0.18)       (0.07)    (0.22)    (0.07)    (0.11)     (0.04)
 Net realized and unrealized gains
  (loss) on investments                 $        5.44         3.41     (3.70)     1.26      3.47       1.56
 Total from investment operations       $        5.26         3.34     (3.92)     1.19      3.36       1.52
 Less distributions from:
 Net investment income                  $          --           --        --        --        --         --
 Net realized gains on investments      $          --           --      0.08      0.84      0.09         --
 Net asset value, end of period         $       22.24        16.98     13.64     17.64     17.29      14.02
 Total Return(4):                       %       31.21        24.49    (22.23)     7.47     24.00      12.16
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $      33,019       26,342    22,338    38,796    24,558      3,557
 Ratio to average net assets:
 Net expenses after expense
  reimbursement(5)                      %        2.72         2.75      2.91      2.91      2.90       2.90
 Gross expenses prior to expense
  reimbursement(5)                      %        2.94         3.28      3.20      3.06      3.66       7.58
 Net investment income (loss) after
  expense reimbursement(5)              %       (2.07)       (1.92)    (0.80)    (0.20)    (1.77)     (1.05)
 Portfolio turnover                     %         110           67       213       243       176        118


                                                                            Class C
                                             ----------------------------------------------------------------------
                                                 Six
                                                months      Three
                                                ended       months                                        Nov. 28,
                                               Dec. 31,     ended                                        1994(1) to
                                                1999       June 30,            Year Ended March 31,       Mar. 31,
                                             (unaudited)   1999(3)     1999      1998     1997     1996      1995
                                             -----------   -------     ----      ----     ----     ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period   $       16.35        13.14     16.98     16.81    13.71    10.79    12.50
 Income from investment operations:
 Net investment income (loss)           $       (0.17)       (0.07)    (0.27)    (0.12)   (0.10)   (0.05)      --
 Net realized and unrealized gains
  (loss) on investments                 $        5.24         3.28     (3.49)     1.26     3.37     2.97    (1.70)
 Total from investment operations       $        5.07         3.21     (3.76)     1.14     3.27     2.92    (1.70)
 Less distributions from:
 Net investment income                  $          --           --        --        --       --       --     0.01
 Net realized gains on investments      $          --           --      0.08      0.97     0.17       --       --
 Net asset value, end of period         $       21.42        16.35     13.14     16.98    16.81    13.71    10.79
 Total Return(4):                       %       31.25        24.43    (22.21)     7.47    23.94    27.30   (13.64)
Ratios/Supplemental Data:
 Net assets, end of period (000's)      $      30,442       24,230    19,246    36,986   29,376    4,345       59
 Ratio to average net assets:
 Net expenses after expense
  reimbursement(5)                      %        2.72         2.75      2.90      2.91     2.90     2.90     2.90
 Gross expenses prior to expense
  reimbursement(5)                      %        2.94         3.28      3.19      3.09     3.12     6.23   242.59
 Net investment income (loss) after
  expense reimbursement(5)              %       (2.07)       (1.92)    (0.77)    (0.26)   (1.75)   (1.06)   (0.04)
 Portfolio turnover                     %         110           67       213       243      176      118       61

(1)  The Fund commenced operations on November 28, 1994.
(2)  Commencement of offering shares.
(3) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(5)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                           Pilgrim Emerging Countries Fund    57

                                                                       FINANCIAL
PILGRIM WORLDWIDE EMERGING MARKETS FUND                               HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG, LLP, independent auditors.

                                                            1999      1998       1997       1996      1995
                                                            ----      ----       ----       ----      ----
Per Share Operating Performance
 Net Asset Value, Beginning of Period                $       7.13     10.18      11.49      10.70      11.47
 Net investment income (loss)                        $      (0.05)     0.12       0.01         --       0.08
 Net realized and unrealized gain (loss) from
  investment operations                              $       8.05     (3.08)     (1.32)      0.79      (0.76)
 Total income (loss) from investment operations      $       8.00     (2.96)     (1.31)      0.79      (0.68)
 Less distributions:
 Distributions from net investment income            $      (0.03)    (0.09)        --         --      (0.08)
 Distributions in excess of net investment income    $         --        --         --         --      (0.01)
 Distributions from net realized gains               $         --        --         --         --         --
 Distributions in excess of net realized gains       $         --        --         --         --         --
 Total distributions                                 $      (0.03)    (0.09)        --         --      (0.09)
 Net asset value, end of period                      $      15.10      7.13      10.18      11.49      10.70
 Total Return                                        %     112.58    (29.06)    (11.40)      7.38      (5.93)
Ratios/Supplemental Data
 Net assets, end of period (thousands)               $    154,994    65,323    137,686    254,673    265,544
 Ratio of expenses to average net assets, before
  reimbursement or waiver                            %       2.00      1.85       1.82       1.76       1.88
 Ratio of expenses to average net assets, net of
  reimbursement or waiver                            %       2.00      1.85       1.82       1.76       1.88
 Ratio of net investment income (loss) to average
  net assets, before reimbursement or waiver         %      (0.66)     1.14       0.09      (0.01)      0.70
 Ratio of net investment income (loss) to average
  net assets, net of reimbursement or waiver         %      (0.66)     1.14       0.09      (0.01)      0.70
 Portfolio Turnover Rate                             %     184.39    107.19     112.05      86.26      92.85

58  Pilgrim Worldwide Emerging Markets Fund

FINANCIAL
HIGHLIGHTS                                      PILGRIM ASIA-PACIFIC EQUITY FUND
--------------------------------------------------------------------------------

The information in the table below, except for the six months ended December 31, 1999, has been audited by KPMG LLP, independent auditors.

                                                                           Class A
                                                    -----------------------------------------------------
                                                    Six months
                                                      ended                                    Ten months
                                                     Dec. 31,                                     ended
                                                       1999           Year ended June 30,       June 30,
                                                    (unaudited)    1999      1998      1997      1996(1)
                                                    -----------    ----      ----      ----      -------
Per Share Operating Performance:
 Net asset value, beginning of period          $        7.22        4.46     10.93     10.35      10.00
 Income from investment operations:
 Net investment income (loss)                  $       (0.02)         --      0.03      0.02       0.03
 Net realized and unrealized gain (loss)
  on investments                               $        1.73        2.76     (6.50)     0.58       0.34
 Total from investment operations              $        1.71        2.76     (6.47)     0.60       0.37
 Less distributions from:
 Net investment income                         $          --          --        --        --         --
 In excess of net investment income            $          --          --        --        --       0.02
 Tax return of capital                         $          --          --        --      0.02         --
 Net asset value, end of period                $        8.93        7.22      4.46     10.93      10.35
 Total Return(2):                              %       23.68       61.88    (59.29)     5.78       3.76
Ratios/Supplemental Data:
 Net assets, end of period (000's)             $      17,309      14,417    11,796    32,485     18,371
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)   %        2.00        2.00      2.00      2.00       2.00
 Gross expenses prior to expense
  reimbursement(3)                             %        2.88        2.98      2.80      2.54       3.47
 Net investment income (loss) after expense
  reimbursement(3)                             %       (0.65)       0.01      0.38      0.00       0.33
 Portfolio turnover rate                       %          66         111        81        38         15


                                                                            Class B
                                                    ----------------------------------------------------
                                                    Six months
                                                      ended                                    Ten months
                                                     Dec. 31,                                     ended
                                                       1999           Year ended June 30,       June 30,
                                                    (unaudited)    1999      1998      1997      1996(1)
                                                    -----------    ----      ----      ----      -------
Per Share Operating Performance:
 Net asset value, beginning of period          $        7.02        4.37     10.83     10.31      10.00
 Income from investment operations:
 Net investment income (loss)                  $       (0.05)      (0.04)    (0.03)    (0.07)     (0.01)
 Net realized and unrealized gain (loss)
  on investments                               $        1.68        2.69     (6.43)     0.59       0.32
 Total from investment operations              $        1.63        2.65     (6.46)     0.52       0.31
 Less distributions from:
 Net investment income                         $          --          --        --        --         --
 In excess of net investment income            $          --          --        --        --         --
 Tax return of capital                         $          --          --        --        --         --
 Net asset value, end of period                $        8.65        7.02      4.37     10.83      10.31
 Total Return(2):                              %       23.22       60.64    (59.65)     5.04       3.19
Ratios/Supplemental Data:
 Net assets, end of period (000's)             $      16,393      12,959     9,084    30,169     17,789
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)   %        2.75        2.75      2.75      2.75       2.75
 Gross expenses prior to expense
  reimbursement(3)                             %        3.63        3.73      3.55      3.29       4.10
 Net investment income (loss) after expense
  reimbursement(3)                             %       (1.40)      (0.74)    (0.39)    (0.79)     (0.38)
 Portfolio turnover rate                       %          66         111        81        38         15


                                                                           Class M
                                                    -----------------------------------------------------
                                                    Six months
                                                      ended                                    Ten months
                                                     Dec. 31,                                     ended
                                                       1999           Year ended June 30,       June 30,
                                                    (unaudited)    1999      1998      1997      1996(1)
                                                    -----------    ----      ----      ----      -------
Per Share Operating Performance:
 Net asset value, beginning of period          $        7.07        4.40     10.86     10.32      10.00
 Income from investment operations:
 Net investment income (loss)                  $       (0.04)      (0.02)       --     (0.05)        --
 Net realized and unrealized gain (loss)
  on investments                               $        1.69        2.69     (6.46)     0.59       0.33
 Total from investment operations              $        1.65        2.67     (6.46)     0.54       0.33
 Less distributions from:
 Net investment income                         $          --          --        --        --         --
 In excess of net investment income            $          --          --        --        --       0.01
 Tax return of capital                         $          --          --        --        --         --
 Net asset value, end of period                $        8.72        7.07      4.40     10.86      10.32
 Total Return(2):                              %       23.34       60.68    (59.48)     5.26       3.32
Ratios/Supplemental Data:
 Net assets, end of period (000's)             $       7,954       5,184     4,265    11,155      6,476
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)   %        2.50        2.50      2.50      2.50       2.50
 Gross expenses prior to expense
  reimbursement(3)                             %        3.38        3.48      3.30      3.04       3.88
 Net investment income (loss) after expense
  reimbursement(3)                             %       (1.15)      (0.49)    (0.07)    (0.55)     (0.16)
 Portfolio turnover rate                       %          66         111        81        38         15

(1)  The Fund commenced operations on September 1, 1995.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(3)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                         Pilgrim Asia-Pacific Equity Fund     59

                                                                       FINANCIAL
PILGRIM SMALLCAP ASIA GROWTH FUND                                     HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG, LLP, independent auditors.

                                                           1999      1998      1997      1996     1995(a)
                                                           ----      ----      ----      ----     -------
Per Share Operating Performance
 Net Asset Value, Beginning of Period                $      5.69      7.06     12.24      9.76    10.00
 Net investment income (loss)                        $     (0.10)       --     (0.05)    (0.05)    0.02
 Net realized and unrealized gain (loss) from
  investment operations                              $      3.36     (1.37)    (5.13)     2.54    (0.24)
 Total income (loss) from investment operations      $      3.26     (1.37)    (5.18)     2.49    (0.22)
 Less distributions:
 Distributions from net investment income            $        --        --        --        --    (0.02)
 Distributions in excess of net investment income    $        --        --        --     (0.01)      --
 Distributions from net realized gains               $        --        --        --        --       --
 Distributions in excess of net realized gains       $        --        --        --        --       --
 Total distributions                                 $        --        --        --     (0.01)   (0.02)
 Net asset value, end of period                      $      8.95      5.69      7.06     12.24     9.76
 Total Return                                        %     57.29    (19.41)   (42.32)    25.50    (4.39)*
Ratios/Supplemental Data
 Net asset, end of period (thousands)                $    14,392    18,278    13,867    23,796    8,936
 Ratio of expenses to average net assets,
  before reimbursement or waiver                     %      3.00      2.86      2.30      2.64     3.51*
 Ratio of expenses to average net assets, net of
  reimbursement or waiver                            %      2.50      2.50      2.30      2.42     1.75*
 Ratio of net investment income (loss)to average
  net assets, before reimbursement or waiver         %     (1.56)    (0.57)    (0.32)    (0.86)   (1.24)*
 Ratio of net investment income (loss)to average
  net assets, net of reimbursement or waiver         %     (1.05)    (0.21)    (0.32)    (0.64)    0.52*
 Portfolio Turnover Rate                             %    172.89    193.48    187.41    176.49    40.22*

*    Annualized.
(a)  Small Cap Asia Growth Fund commenced operations on July 3, 1995.

60    Pilgrim SmallCap Asia Growth Fund

FINANCIAL
HIGHLIGHTS                                     PILGRIM TROIKA DIALOG RUSSIA FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG, LLP, independent auditors.

                                                              1999      1998       1997      1996(a)
                                                              ----      ----       ----      -------
Per Share Operating Performance
 Net Asset Value, Beginning of Period                   $      2.64     17.50      11.24      12.12
 Net investment income (loss)                           $      0.18      0.15      (0.01)     (0.05)
 Net realized and unrealized gain (loss) from
  investment operations                                 $      3.99    (14.70)      7.57      (0.51)
 Total income (loss) from investment operations         $      4.17    (14.55)      7.56      (0.56)
 Less distributions:
 Distributions from net investment income               $     (0.07)    (0.07)        --         --
 Distributions in excess of net investment income       $        --        --         --         --
 Distributions from net realized gains                  $        --     (0.24)     (1.30)     (0.32)
 Distributions in excess of net realized gains          $        --        --         --         --
 Total distributions                                    $     (0.07)    (0.31)     (1.30)     (0.32)
 Net asset value, end of period                         $      6.74      2.64      17.50      11.24
 Total Return                                           %    159.76    (82.99)     67.50      (9.01)*
Ratios/Supplemental Data
 Net assets, end of period (thousands)                  $    59,011    19,147    137,873     13,846
 Ratio of expenses to average net assets, before
  reimbursement or waiver                               %      3.32#     2.64#      2.89#      5.07*#
 Ratio of expenses to average net assets, net of
  reimbursement or waiver                               %      2.23#     1.84#      1.85#      2.65*#
 Ratio of net investment income (loss) to average net
  assets, before reimbursement or waiver                %      3.30#     0.57#     (1.14)#    (3.69)*#
 Ratio of net investment income (loss) to average net
  assets, net of reimbursement or waiver                %      4.39#     1.36#     (0.11)#    (1.27)*#
 Portfolio Turnover Rate                                %     91.14     65.76      66.84     115.55

*    Annualized.
#    (before, or net of) reimbursement or waiver or redemption fee proceeds.
(a) The Fund's commencement of operations was June 3, 1996 with the investment of its initial capital. The Fund's registration statement with the Securities and Exchange Commission became effective on July 3, 1996. Financial results prior to the effective date of the Fund's registration statement are not presented in this Financial Highlights Table.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                         Pilgrim Troika Dialog Russia Fund    61

                                                                       FINANCIAL
PILGRIM GOLD FUND                                                     HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG, LLP, independent auditors.

                                                           1999      1998      1997       1996       1995
                                                           ----      ----      ----       ----       ----
Per Share Operating Performance
 Net Asset Value, Beginning of Period                $      3.03      3.24      5.97       6.24       6.37
 Net investment income (loss)                        $     (0.01)       --        --       0.02         --
 Net realized and unrealized gain (loss) from
  investment operations                              $      0.27     (0.21)    (2.52)      0.50      (0.12)
 Total income (loss) from investment operations      $      0.26     (0.21)    (2.52)      0.52      (0.12)
 Less distributions:
 Distributions from net investment income            $        --        --     (0.21)     (0.79)     (0.01)
 Distributions in excess of net investment income    $        --        --        --         --         --
 Distributions from net realized gains               $        --        --        --         --         --
 Distributions in excess of net realized gains       $        --        --        --         --         --
 Total distributions                                 $        --        --     (0.21)     (0.79)     (0.01)
 Net asset value, end of period                      $      3.29      3.03      3.24       5.97       6.24
 Total Return                                        %      8.58     (6.39)   (42.98)      7.84      (1.89)
Ratios/Supplemental Data
 Net assets, end of period (thousands)               $    72,516    50,841    53,707    109,287    135,779
 Ratio of expenses to average net assets, before
  reimbursement or waiver                            %      1.94      1.74      1.65       1.60       1.70
 Ratio of expenses to average net assets, net of
  reimbursement or waiver                            %      1.94      1.74      1.65       1.60       1.70
 Ratio of net investment income (loss) to average
  net assets, before reimbursement or waiver         %     (0.02)     0.08      0.17      (0.32)      0.07
 Ratio of net investment income (loss) to average
  net assets, net of reimbursement or waiver         %     (0.02)     0.08      0.17      (0.32)      0.07
 Portfolio Turnover Rate                             %     78.55     28.93     38.32      31.04      40.41

62  Pilgrim Gold Fund

FINANCIAL
HIGHLIGHTS                                                   PILGRIM SILVER FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by KPMG, LLP, independent auditors.

                                                            1999     1998(a)    1998(b)   1997(b)   1996(b)   1995(b)
                                                            ----     -------    -------   -------   -------   -------
Per Share Operating Performance
 Net Asset Value, Beginning of Period                $       2.73      3.26       3.95      4.46      4.00      3.92
 Net investment income (loss)                        $       0.01     (0.01)     (0.02)    (0.04)    (0.03)    (0.03)
 Net realized and unrealized gain (loss) from
  investment operations                              $       0.23     (0.52)     (0.66)    (0.43)     0.51      0.11
 Total income (loss) from investment operations      $       0.24     (0.53)     (0.68)    (0.47)     0.48      0.08
 Less distributions:
 Distributions from net investment income            $      (0.01)       --         --        --        --        --
 Distributions in excess of net investment income    $         --        --      (0.01)    (0.04)    (0.02)       --
 Distributions from net realized gains               $         --        --         --        --        --        --
 Distributions in excess of net realized gains       $         --        --         --        --        --        --
 Total distributions                                 $      (0.01)       --      (0.01)    (0.04)    (0.02)       --
 Net asset value, end of period                      $       2.96      2.73       3.26      3.95      4.46      4.00
 Total Return                                        %       8.70    (16.26)    (17.32)   (10.76)     12.02     2.04
Ratios/Supplemental Data
 Net assets, end of period (thousands)               $     25,413    25,560     34,921    42,035    73,945    65,517
 Ratio of expenses to average net assets, before
  reimbursement or waiver                            %       2.11      2.37*      1.90      1.96      1.73      1.82
 Ratio of expenses to average net assets, net of
  reimbursement or waiver                            %       2.11      2.37*      1.90      1.96      1.73      1.82
 Ratio of net investment income (loss) to average
  net assets, before reimbursement or waiver         %       0.49     (0.61)*    (0.54)    (0.78)    (0.72)    (0.83)
 Ratio of net investment income (loss) to average
  net assets, net of reimbursement or waiver         %       0.49     (0.61)*    (0.54)    (0.78)    (0.72)    (0.83)
 Portfolio Turnover Rate                             %      29.44      5.68      28.78     18.76     44.30     44.22

*    Annualized.
(a) Six month period ended December 31, 1998. The Fund changed its fiscal year-end from June 30th to December 31st.
(b)  Fiscal year-end June 30th.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                         Pilgrim Silver Fund  63

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the Pilgrim Funds in our:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditor's reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Pilgrim Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

The Pilgrim Funds
40 North Central Avenue, Suite 1200
Phoenix, AZ 85004

1-800-992-0180

Or visit our website at www.pilgrimfunds.com.

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

Pilgrim Mayflower Trust                           811-7978
Pilgrim Advisory Funds, Inc.                      811-9040
Pilgrim Mutual Funds                              811-7428
Pilgrim Global Corporate Leaders Fund             811-5113
Pilgrim International Fund                        811-8172
Pilgrim Worldwide Emerging Markets Fund           811-1838
Pilgrim SmallCap Asia Growth Fund                 811-7287
Pilgrim Troika Dialog Russia Fund                 811-7587
Pilgrim Gold Fund                                 811-2881
Pilgrim Silver Fund                               811-4111

INTLPROS073100-073100

                         GRAPHICS DESCRIPTION APPENDIX


There are four icon sized graphics used throughout the prospectus as follows:


1. In the sections describing the Objective of the Funds, the graphic icon is that of a dart in the bullseye of a target.

2. In the sections describing the Investment Strategy of the Funds, the graphic icon is that of a compass pointing due north.

3. In the sections describing the Risks of the Funds, the graphic icon is that of an old fashioned scale tilting heavy on the left side.

4. In the sections describing the Performance history of the Funds, the graphic icon is that of a stack of US currency bills.

5. On the bottom footer of every odd numbered page (right hand page), the graphic icon is that of a telephone by the 800 number of the fund to call for information.

                               [SAI INSERTS HERE]